UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04806

                                 THE GALAXY FUND
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                BOSTON, MA 02111
               (Address of principal executive offices) (Zip code)

                   Robert J. Fitzpatrick, Assistant Secretary
                       c/o Columbia Management Group, Inc
                              One Financial Center
                                BOSTON, MA 02111
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 866-840-5469

                       Date of fiscal year end: OCTOBER 31

                    Date of reporting period: APRIL 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semi-Annual Reports to Shareholders are attached herewith.




SEMI-ANNUAL REPORT APRIL 30, 2005

GALAXY INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND

GALAXY INSTITUTIONAL
MONEY MARKET FUND

GALAXY INSTITUTIONAL TREASURY
MONEY MARKET FUND


     GALAXY INSTITUTIONAL MONEY MARKET FUNDS




                                                              [GRAPHIC OMMITTED]
                                                               GALAXY FUNDS LOGO

--------------------------------------------------------------------------------



      THE REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS OF THE GALAXY INSTITUTIONAL MONEY MARKET FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEEDED BY AN EFFECTIVE PROSPECTUS FOR EACH FUND. A FUND'S PROSPECTUS CONTAINS MORE INFORMATION CONCERNING THE INVESTMENT POLICIES AND EXPENSES OF THE FUND, AS WELL AS OTHER PERTINENT INFORMATION. FOR COMPLETE INFORMATION, AND BEFORE MAKING AN INVESTMENT DECISION ON ANY OF THE GALAXY INSTITUTIONAL MONEY MARKET FUNDS, YOU SHOULD REQUEST A PROSPECTUS BY CALLING TOLL-FREE 1-866-840-5469. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

      Shares of the funds are not bank deposits or obligations of, or guaranteed or endorsed by, Bank of America Corporation or any of its affiliates, including Columbia Management Advisors, Inc. Investments in the Galaxy Institutional Money Market Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Galaxy Institutional Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

      Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds Distributor, Inc. is part of Columbia Management, member NASD and SIPC, and an affiliate of Bank of America Corporation.

--------------------------------------------------------------------------------
UNDERSTANDING YOUR EXPENSES


--------------------------------------------------------------------------------

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period.

_ FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA FUNDS SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE BY CALLING
     1-800-345-6611.

_ FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR FINANCIAL INSTITUTION, CONTACT YOUR FINANCIAL INSTITUTION TO OBTAIN YOUR ACCOUNT BALANCE.

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6

2. IN THE SECTION OF THE TABLE BELOW FOR YOUR FUND TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD

--------------------------------------------------------------------------------

As a shareholder of the funds, you incur certain ongoing costs, which generally include investment advisory fees, and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the actual operating expenses and total return for the period for each share class. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the actual expense ratio for each share class. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

   GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
   NOVEMBER 1, 2004 - APRIL 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                    ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID            FUND'S ANNUALIZED
                 BEGINNING OF THE PERIOD ($)      END OF THE PERIOD ($)        DURING THE PERIOD ($)        EXPENSE RATIO (%)
------------------------------------------------------------------------------------------------------------------------------
                   ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL      ACTUAL     HYPOTHETICAL
------------------------------------------------------------------------------------------------------------------------------
 INSTITUTIONAL    1,000.00      1,000.00        1,010.90      1,023.80         1.00          1.00                  0.20
------------------------------------------------------------------------------------------------------------------------------
 SELECT           1,000.00      1,000.00        1,010.40      1,023.31         1.50          1.51                  0.30
------------------------------------------------------------------------------------------------------------------------------
 PREFERRED        1,000.00      1,000.00        1,009.60      1,022.56         2.24          2.26                  0.45
------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Advisor and its affiliates not waived a portion of expenses, account values at the end of the period would have been reduced. It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in each share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges or exchange fees. The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

   GALAXY INSTITUTIONAL MONEY MARKET FUND
   NOVEMBER 1, 2004 - APRIL 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                    ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID            FUND'S ANNUALIZED
                 BEGINNING OF THE PERIOD ($)      END OF THE PERIOD ($)        DURING THE PERIOD ($)        EXPENSE RATIO (%)
------------------------------------------------------------------------------------------------------------------------------
                   ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL      ACTUAL     HYPOTHETICAL
------------------------------------------------------------------------------------------------------------------------------
 INSTITUTIONAL    1,000.00      1,000.00        1,011.10      1,023.90         0.90          0.90                  0.18
------------------------------------------------------------------------------------------------------------------------------
 SELECT           1,000.00      1,000.00        1,010.60      1,023.41         1.40          1.40                  0.28
------------------------------------------------------------------------------------------------------------------------------
 PREFERRED        1,000.00      1,000.00        1,009.90      1,022.66         2.14          2.16                  0.43
------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Advisor and its affiliates not waived a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in each share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges or exchange fees. The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

--------------------------------------------------------------------------------
UNDERSTANDING YOUR EXPENSES

   GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
   NOVEMBER 1, 2004 - APRIL 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                    ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID            FUND'S ANNUALIZED
                 BEGINNING OF THE PERIOD ($)      END OF THE PERIOD ($)        DURING THE PERIOD ($)        EXPENSE RATIO (%)
------------------------------------------------------------------------------------------------------------------------------
                   ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL      ACTUAL     HYPOTHETICAL
------------------------------------------------------------------------------------------------------------------------------
 INSTITUTIONAL    1,000.00      1,000.00        1,010.00      1,023.36         1.45          1.45                  0.29
------------------------------------------------------------------------------------------------------------------------------
 SELECT           1,000.00      1,000.00        1,009.50      1,022.86         1.94          1.96                  0.39
------------------------------------------------------------------------------------------------------------------------------
 PREFERRED        1,000.00      1,000.00        1,008.90      1,022.27         2.54          2.56                  0.51
------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in each share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges or exchange fees. The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

COMPARE WITH OTHER FUNDS

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the funds with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees, that may be incurred by shareholders of other funds.

--------------------------------------------------------------------------------
              GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                          VALUE
  ----------                                                        ---------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 87.00%

                FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 33.33%

$10,000,000     1.55%, 05/04/05                                $     10,000,000
  5,000,000     1.60%, 05/13/05                                       5,000,000
  6,000,000     1.75%, 05/23/05                                       6,000,000
 39,391,000     2.80%, 05/25/05 (A)                                  39,317,995
 35,000,000     2.82%, 06/01/05 (A)                                  34,915,611
 28,100,000     2.85%, 06/13/05 (A)                                  28,005,014
 35,183,000     3.04%, 07/13/05 (A)                                  34,968,257
 35,000,000     3.12%, 09/07/05 (A)                                  34,614,971
 15,000,000     2.99%, 10/03/05 (B)                                  14,995,844
 20,000,000     3.03%, 10/21/05 (B)                                  19,993,797
 10,000,000     6.00%, 12/15/05                                      10,152,858
                                                               ----------------
                                                                    237,964,347
                                                               ----------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION  - 28.50%

 20,900,000     2.84%, 06/13/05 (A)                                  20,829,602
 12,917,000     3.05%, 08/01/05 (A)                                  12,817,309
 22,790,000     3.07%, 08/08/05 (A)                                  22,599,476
 38,000,000     2.93%, 09/09/05 (B)                                  38,000,938
 35,000,000     3.13%, 09/20/05 (A)                                  34,574,789
 35,000,000     3.08%, 10/07/05 (B)                                  35,000,000
 20,000,000     3.34%, 11/01/05 (A)                                  19,664,711
 20,000,000     2.73%, 11/07/05 (B)                                  20,000,000
                                                               ----------------
                                                                    203,486,825
                                                               ----------------

                FEDERAL FARM CREDIT BANK  - 14.71%

 25,000,000     2.78%, 10/27/05 (B)                                  24,995,077
 35,000,000     2.97%, 12/27/05 (B)                                  34,992,800
 20,000,000     2.76%, 08/09/06 (B)                                  19,992,413
 25,000,000     2.78%, 01/25/07 (B)                                  24,993,573
                                                               ----------------
                                                                    104,973,863
                                                               ----------------

                FEDERAL HOME LOAN BANK  - 10.46%

 30,000,000     1.50%, 05/09/05                                      29,992,550
 20,000,000     2.78%, 07/15/05 (B)                                  19,998,554
 25,000,000     3.15%, 09/14/05 (A)                                  24,707,222
                                                               ----------------
                                                                     74,698,326
                                                               ----------------

                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS            621,123,361
                                                               ----------------
                (Cost $621,123,361)

   PAR VALUE                                                          VALUE
  ----------                                                        ---------

REPURCHASE AGREEMENT - 12.99%

 $92,771,000    Repurchase Agreement with:
                Greenwich Capital Markets
                2.97%, Due 05/02/05
                dated 04/29/05
                Repurchase Price $92,793,961
                (Collateralized by U.S. Government
                Agency Obligations in a joint trading
                account, 0.10% - 14.78%,
                Due 04/16/08 - 01/16/44;
                Total Par $363,363,909
                Market Value $95,555,581)                      $     92,771,000
                                                               ----------------
                TOTAL REPURCHASE AGREEMENT                           92,771,000
                                                               ----------------
                (Cost $92,771,000)

TOTAL INVESTMENTS - 99.99%                                          713,894,361
                                                               ----------------
(Cost $713,894,361)*
NET OTHER ASSETS AND LIABILITIES - 0.01%                                 55,444
                                                               ----------------
NET ASSETS - 100.00%                                           $    713,949,805
                                                               ================

--------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of April 30, 2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                          VALUE
  ----------                                                        ---------

CORPORATE NOTES AND BONDS - 36.98%

                FINANCE  - 36.98%

$65,000,000     American Express Credit Corp.
                Senior Note, Series B, MTN
                Extendible
                2.95%, 05/05/06 (A)                            $     65,011,078
 69,000,000     American Express Credit Corp.
                Senior Note, Series B, MTN
                Extendible
                3.02%, 05/19/06 (A) (B)                              69,000,000
 17,600,000     Basic Water Co.
                3.03%, 08/01/24 (C)
                LOC: U.S. Bank, N.A.                                 17,600,000
 36,000,000     CC USA, Inc., MTN
                2.90%, 12/02/05 (A) (B)                              35,994,158
  2,295,000     Corporate Finance Managers
                3.07%, 02/02/43 (C)
                LOC: Wells Fargo Bank, N.A.                           2,295,000
  8,000,000     Don Greene Poultry, Inc.
                3.06%, 10/01/25 (C)
                LOC: Wachovia Bank, N.A.                              8,000,000
 50,000,000     Fifth Third Bancorp
                Extendible
                2.98%, 05/23/06 (A) (B)                              50,000,000
    210,000     Food Supply, Inc.
                3.02%, 05/01/24 (C)
                LOC: SunTrust Bank, N.A.                                210,000
 15,000,000     General Electric Capital Corp.
                Extendible
                3.01%, 05/09/06 (A)                                  15,000,000
125,000,000     General Electric Capital Corp., MTN
                Extendible
                3.07%, 04/17/06 (A)                                 125,038,925
100,000,000     Goldman Sachs Group LP, MTN
                Extendible
                3.16%, 05/15/06 (A) (B) (D)                         100,076,579
  3,020,000     Grand Central, Inc.
                3.10%, 10/01/09 (C)
                LOC: U.S. Bank, N.A.                                  3,020,000
  4,935,000     Green St. Surgery Center
                Series 2003
                3.06%, 03/01/23 (C)
                LOC: National City Bank                               4,935,000
 40,000,000     Harrier Finance Funding LLC
                Series 2, MTN
                3.12%, 10/25/05 (A) (B)                              40,000,000
 22,000,000     HBOS Treasury Services Plc
                Series 1, MTN
                3.11%, 07/29/05 (A) (B)                              22,004,833
 60,000,000     HBOS Treasury Services Plc, MTN
                Extendible
                2.88%, 05/01/06 (A) (B)                              60,000,000
 50,000,000     LP Pinewood SPV LLC
                3.06%, 02/01/18 (C)
                LOC: Wachovia Bank, N.A.                             50,000,000
 60,000,000     MBIA Global Funding LLC
                Series 2004, MTN
                3.02%, 07/29/05 (A) (B)                              60,000,000


   PAR VALUE                                                          VALUE
  ----------                                                        ---------


                FINANCE (CONTINUED)

 $105,000,000   Morgan Stanley
                Series EXL, Extendible
                3.08%, 05/26/06 (A)                            $    105,000,000
 40,000,000     National City Bank, BN
                2.95%, 06/23/05 (A)                                  39,998,247
  2,000,000     PCP Investors LLC
                3.07%, 12/01/24 (C)
                LOC: Wells Fargo Bank, N.A.                           2,000,000
  3,185,000     Post Apartment Homes LP
                Series 1999
                2.95%, 07/15/29 (C)
                LOC: SunTrust Bank, N.A.                              3,185,000
 12,800,000     Redcay Funding LLC
                Series 04-B
                3.09%, 09/01/30 (C)
                LOC: U.S. Bank, N.A.                                 12,800,000
  3,230,000     Redcay Funding LLC
                Series 05-B
                3.09%, 10/01/30 (C)
                LOC: SunTrust Bank, N.A.                              3,230,000
  4,300,000     Rio Bravo LLC
                Series 2003
                3.07%, 12/01/33 (C)
                LOC: Wells Fargo Bank, N.A.                           4,300,000
 40,000,000     Royal Bank of Canada
                Series 1, MTN, Yankee
                Extendible
                2.93%, 05/10/06 (A)                                  40,000,000
 45,000,000     Sigma Finance, Inc.
                Series 2, MTN
                2.80%, 10/17/05 (A) (B)                              44,993,783
 20,000,000     Sigma Finance, Inc., MTN
                3.18%, 01/23/06 (A) (B)                              20,006,864
 35,000,000     Tango Finance Corp., MTN
                3.13%, 01/17/06 (A) (B)                              35,001,714
 80,000,000     U.S. Bank, N.A., BN
                2.77%, 02/17/06 (A)                                  79,999,485
  2,600,000     Vancouver Clinic Building
                3.05%, 02/13/23 (C)
                LOC: U.S. Bank, N.A.                                  2,600,000
  3,370,000     Waco Investors of Duluth, Ltd.
                3.10%, 11/01/15 (C)
                LOC: U.S. Bank, N.A.                                  3,370,000
 85,000,000     Wells Fargo & Co.
                Extendible
                2.92%, 05/12/06 (A) (B)                              85,000,000
 15,000,000     White Pine Finance LLC, MTN
                2.91%, 09/07/05 (A) (B)                              14,997,891
 43,000,000     White Pine Finance LLC, MTN
                2.83%, 04/05/06 (A) (B)                              42,989,598
  9,455,000     Zoological Society of Philadelphia
                Series 2003
                3.11%, 06/01/18 (C)
                LOC: Wachovia Bank, N.A.                              9,455,000
                                                               ----------------
                                                                  1,277,113,155
                                                               ----------------

                TOTAL CORPORATE NOTES AND BONDS                   1,277,113,155
                                                               ----------------
                (Cost $1,277,113,155)



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                          VALUE
  ----------                                                        ---------

COMMERCIAL PAPER - 17.70%

                FINANCE  - 17.70%

$40,000,000     Amstel Funding Corp.
                3.30%, 10/18/05 (E) (F)                        $     39,386,111
 60,850,000     Atlantis One Funding Corp.
                3.00%, 08/15/05 (E) (F)                              60,319,658
 40,000,000     Atlantis One Funding Corp.
                3.30%, 10/04/05 (E) (F)                              39,436,667
 23,520,000     Atlantis One Funding Corp.
                3.28%, 10/18/05 (E) (F)                              23,161,255
 25,000,000     Cancara Asset Securitization, Ltd.
                2.76%, 05/18/05 (E) (F)                              24,967,653
 15,000,000     CC USA, Inc.
                2.76%, 05/18/05 (B) (E)                              14,980,592
 13,341,000     Fairway Finance Corp.
                3.11%, 08/23/05 (E) (F)                              13,211,514
 39,000,000     Giro Balanced Funding Corp.
                3.22%, 09/23/05 (E) (F)                              38,497,333
 50,000,000     Grampian Funding LLC
                2.89%, 06/30/05 (E) (F)                              49,761,667
 40,000,000     Grampian Funding LLC
                3.28%, 10/14/05 (E) (F)                              39,404,244
 25,000,000     Grampian Funding LLC
                3.35%, 10/24/05 (E) (F)                              24,597,889
 12,524,000     Ivory Funding Corp.
                2.76%, 05/17/05 (E) (F)                              12,508,748
 12,095,000     Ivory Funding Corp.
                3.04%, 07/05/05 (E) (F)                              12,029,049
  8,000,000     Lake Constance Funding LLC
                3.05%, 07/07/05 (E) (F)                               7,954,887
 30,000,000     Scaldis Capital LLC
                3.02%, 06/30/05 (E) (F)                              29,850,000
 10,000,000     Scaldis Capital LLC
                3.25%, 09/19/05 (E) (F)                               9,874,667
  8,289,000     Scaldis Capital LLC
                3.27%, 09/20/05 (E) (F)                               8,183,720
 11,890,000     Scaldis Capital LLC
                3.27%, 09/28/05 (E) (F)                              11,730,476
 50,000,000     Sigma Finance, Inc.
                2.93%, 06/23/05 (B) (E)                              49,786,528
 24,550,000     Standfield Victoria Funding LLC
                2.89%, 05/31/05 (B) (E)                              24,491,285
 25,000,000     Surrey Funding Corp.
                3.08%, 07/14/05 (E) (F)                              24,842,750
 25,500,000     Tango Finance Corp.
                3.09%, 07/18/05 (B) (E)                              25,330,382
 27,231,000     White Pine Finance LLC
                3.06%, 07/12/05 (B) (E)                              27,065,435
                                                               ----------------
                                                                    611,372,510
                                                               ----------------
                TOTAL COMMERCIAL PAPER                              611,372,510
                                                               ----------------
                (Cost $611,372,510)

   PAR VALUE                                                          VALUE
  ----------                                                        ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.20%

                FEDERAL HOME LOAN MORTGAGE CORPORATION  - 8.68%

$ 70,000,000    2.93%, 09/09/05, MTN (A)                       $     70,000,000
 130,000,000    3.08%, 10/07/05 (A)                                 130,000,000
 100,000,000    2.73%, 11/07/05 (A)                                 100,000,000
                                                               ----------------
                                                                    300,000,000
                                                               ----------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 4.49%

  60,000,000    1.55%, 05/04/05                                      60,000,000
  35,000,000    1.60%, 05/13/05                                      35,000,000
  30,000,000    1.75%, 05/23/05                                      30,000,000
  30,000,000    2.99%, 10/03/05 (A)                                  29,988,982
                                                               ----------------
                                                                    154,988,982
                                                               ----------------

                FEDERAL FARM CREDIT BANK  - 2.03%

  20,000,000    2.78%, 10/27/05 (A)                                  19,996,062
  50,000,000    2.82%, 11/23/05 (A)                                  50,000,000
                                                               ----------------
                                                                     69,996,062
                                                               ----------------

                TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS                                         524,985,044
                                                               ----------------
                (Cost $524,985,044)

MUNICIPAL SECURITIES - 10.35%

                ALABAMA  - 0.55%

  19,000,000    Pell City Special Care Facility
                Financing Authority Revenue
                Noland Health Services
                3.03%, 12/01/34 (C)
                LOC: Allied Irish Bank Plc                           19,000,000
                                                               ----------------

                CALIFORNIA  - 1.67%

  12,300,000    Access to Loans for Learning
                Student Loan Corp.
                Student Loan, Series II-A6
                3.06%, 07/01/36 (C)
                LOC: State Street Bank & Trust Co.                   12,300,000
   2,500,000    California Statewide Communities
                Development Authority
                Multi-Family Housing Revenue
                Oakmont Project
                2.97%, 06/01/36 (C)
                LOC: FHLB                                             2,500,000
  18,550,000    Orange County Board of Education
                Esplanade Project, COP
                3.03%, 06/01/32 (C)
                Insured: FSA
                LOC: Dexia Credit Local de France                    18,550,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                          VALUE
  ----------                                                        ---------

                CALIFORNIA (CONTINUED)

$  3,030,000    Sacramento Housing Authority
                Multi-Family Housing Revenue
                Natomas Fort
                2.95%, 04/15/36 (C)
                Credit Support: FNMA                           $      3,030,000
  13,250,000    San Jose Financing Authority
                Lease Revenue
                Hayes Mansion
                Series C
                3.03%, 07/01/24 (C)
                Insured: AMBAC
                SPA: Bank of Nova Scotia                             13,250,000
   8,000,000    San Jose Redevelopment Agency
                Merged Area, Series G
                3.02%, 08/01/29 (C)
                LOC: Bank of New York                                 8,000,000
                                                               ----------------
                                                                     57,630,000
                                                               ----------------

                COLORADO  - 0.08%

   2,900,000    Colorado Health Facilities Authority
                Crossroads Projects
                Series B
                3.10%, 11/01/28 (C)
                LOC: U.S. Bank, N.A.                                  2,900,000
                                                               ----------------

                DISTRICT OF COLUMBIA - 0.22%

   7,500,000    District of Columbia
                National Association of Realtors
                Series B
                3.02%, 12/01/23 (C)
                LOC: SunTrust Bank                                    7,500,000
                                                               ----------------

                GEORGIA  - 0.43%

   5,000,000    Athens-Clarke County, IDA
                Leucadia, Inc. Project
                3.10%, 07/01/07 (C)
                LOC: U.S. Bank, N.A.                                  5,000,000
   9,910,000    Private Colleges & Universities Authority
                Emory University Project
                Series B
                3.03%, 11/01/29 (C)                                   9,910,000
                                                               ----------------
                                                                     14,910,000
                                                               ----------------

                IDAHO  - 0.08%

   2,760,000    Boise City Urban Renewalagy Revenue
                Series B
                3.13%, 03/01/13 (C)
                LOC: KeyBank, N.A.                                    2,760,000
                                                               ----------------

   PAR VALUE                                                          VALUE
  ----------                                                        ---------

                ILLINOIS  - 0.11%

 $1,700,000     Illinois Housing Development Authority
                Multi-Family Housing Project
                Series A
                3.00%, 09/01/26 (C)
                Insured: AMBAC
                SPA: Bank One, N.A.                            $      1,700,000
  2,100,000     Illinois, DFA, PCR
                Diamond Star Motors Project
                3.06%, 12/01/08 (C)
                LOC: KeyBank, N.A.                                    2,100,000
                                                               ----------------
                                                                      3,800,000
                                                               ----------------

                MAINE  - 1.39%

 48,000,000     Portland Taxable Pension Bonds, GO
                3.03%, 06/01/26 (C)
                SPA: Landesbank Hessen-Thuringen GZ                  48,000,000
                                                               ----------------

                MARYLAND  - 1.60%

 23,000,000     Baltimore Project Revenue
                Baltimore Package Facilities
                3.06%, 07/01/32 (C)
                Insured: FGIC
                SPA: Dexia Credit Local de France                    23,000,000
 17,585,000     Maryland State, HEFA
                Adventist Healthcare
                Series B
                3.10%, 01/01/35 (C)
                LOC: LaSalle Bank, N.A.                              17,585,000
  2,570,000     Maryland State, HEFA
                Charlestown Project
                Series B
                3.10%, 01/01/28 (C)
                LOC: Wachovia Bank, N.A.                              2,570,000
 12,070,000     Maryland State, HEFA
                Glen Meadows Retirement
                Series B
                3.10%, 07/01/29 (C)
                LOC: Wachovia Bank, N.A.                             12,070,000
                                                               ----------------
                                                                     55,225,000
                                                               ----------------

                MICHIGAN  - 0.33%

 11,380,000     Michigan State University
                Series B
                3.03%, 08/15/22 (C)
                SPA: Dexia Credit Local                              11,380,000
                                                               ----------------

                MINNESOTA  - 0.87%

  7,560,000     City of Plymouth Health Facilities
                Westhealth Project
                Series B
                3.05%, 06/01/24 (C)
                Insured: FSA
                SPA: U.S. Bank, N.A.                                 7,560,000



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                          VALUE
  ----------                                                        ---------


                MINNESOTA  (CONTINUED)

$ 2,910,000     Eagan Multi-Family Housing Revenue
                Thomas Lake, Series A-2
                3.10%, 03/15/33 (C)
                Credit Support: FNMA                           $      2,910,000
  9,500,000     Fairview Hospital and Healthcare Services
                Series A, ACES
                3.05%, 11/01/15 (C)
                Insured: MBIA
                SPA: U.S. Bank, N.A.                                  9,500,000
 10,000,000     St. Paul Housing & Redevelopment Authority
                Land Assembly Revenue
                Housing 5000 Project
                3.10%, 01/01/24 (C)
                LOC: U.S. Bank, N.A.                                 10,000,000
                                                               ----------------
                                                                     29,970,000
                                                               ----------------

                MISSOURI  - 0.05%

  1,800,000     St. Louis, IDA
                Multi-Family Housing Revenue
                Metro Lofts, Series B
                3.03%, 03/15/36 (C)
                Credit Support: FNMA                                  1,800,000
                                                               ----------------

                NEW JERSEY  - 0.65%

 22,590,000     North Hudson Sewage Authority
                Sewer Revenue
                Series B
                2.87%, 08/01/31 (C)
                Insured: MBIA
                SPA: Wachovia Bank, N.A.                             22,590,000
                                                               ----------------

                NEW MEXICO  - 0.13%

  4,500,000     Las Cruces, IDR
                F&A Dairy Products, Inc.
                2.96%, 12/01/23 (C)
                LOC: Wells Fargo Bank, N.A.                           4,500,000
                                                               ----------------

                OHIO  - 0.19%

  6,700,000     Tennis for Charity, Inc.
                Florida Revenue
                3.03%, 12/01/29 (C)
                LOC: JPMorgan Chase Bank                              6,700,000
                                                               ----------------

                PENNSYLVANIA  - 0.34%

  1,245,000     Cumberland County Municipal Authority
                LSN/TLS Obligation Group, Series B
                3.08%, 01/01/08 (C)
                LOC: Wachovia Bank, N.A.                              1,245,000
 10,560,000     Cumberland County Municipal Authority
                LSN/TLS Obligation Group, Series C
                3.08%, 01/01/33 (C)
                LOC: Wachovia Bank, N.A.                             10,560,000
                                                               ----------------
                                                                     11,805,000
                                                               ----------------

   PAR VALUE                                                          VALUE
  ----------                                                        ---------

                WASHINGTON  - 0.42%

 $2,580,000     Washington State, HFC
                Multi-Family Housing Revenue
                Auburn Meadows, Series B
                3.10%, 07/01/36 (C)
                LOC: Wells Fargo Bank, N.A.                    $      2,580,000
  3,175,000     Washington State, HFC
                Multi-Family Housing Revenue
                Olympic Place Project, Series B
                2.97%, 11/01/36 (C)
                LOC: U.S. Bank, N.A.                                  3,175,000
  4,250,000     Washington State, HFC
                Multi-Family Housing Revenue
                Rainier Court Project, Series B
                2.97%, 12/15/36 (C)
                Credit Support: FNMA                                  4,250,000
  2,500,000     Washington State, HFC
                Multi-Family Housing Revenue
                Vintage Project, Series B
                2.97%, 01/15/37 (C)
                Credit Support: FNMA                                  2,500,000
  1,925,000     Washington State, HFC
                Non-Profit Housing Revenue
                Virginia Mason Research Center
                Series B
                3.10%, 01/01/15 (C)
                LOC: U.S. Bank, N.A.                                  1,925,000
                                                               ----------------
                                                                     14,430,000
                                                               ----------------

                WYOMING  - 1.24%

 30,625,000     Natrona County Hospital Revenue
                Wyoming Medical Center
                3.06%, 09/15/24 (C)
                Insured: AMBAC
                SPA: Bank of Nova Scotia                             30,625,000
 12,000,000     Sweetwater County
                Environmental Improvement Revenue
                Pacificorp Projects, AMT
                3.08%, 11/01/25 (C)
                LOC: Barclays Bank Plc                               12,000,000
                                                               ----------------
                                                                     42,625,000
                                                               ----------------

                TOTAL MUNICIPAL SECURITIES                          357,525,000
                                                               ----------------
                (Cost $357,525,000)

CERTIFICATES OF DEPOSIT - 8.95%

100,000,000     Barclays Bank Plc, Yankee
                2.95%, 05/25/05 (A)                                  99,997,990
 85,000,000     Canadian Imperial Bank of Commerce N.Y.
                Yankee, Extendible
                3.00%, 05/15/06 (A)                                  85,007,260
 34,350,000     Credit Suisse First Boston N.Y., Yankee
                3.11%, 12/29/05 (A)                                  34,354,569
 40,000,000     Sun Trust Bank, N.A.
                3.14%, 08/18/05                                      40,000,000
 50,000,000     Unicredito Italiano N.Y.
                3.11%, 07/27/05 (A)                                  49,992,000
                                                               ----------------
                TOTAL CERTIFICATES OF DEPOSIT                       309,351,819
                                                               ----------------
                (Cost $309,351,819)



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                          VALUE
  ----------                                                        ---------

REPURCHASE AGREEMENTS - 10.81%

$135,994,000    Repurchase Agreement with:
                Citigroup
                3.05%, Due 05/02/05
                dated 04/29/05
                Repurchase Price $136,028,565
                (Collateralized by Corporate Bonds and
                Asset-Backed Securities in a joint
                trading account, 3.88% - 9.22%,
                Due 06/15/05 - 04/25/36;
                Total Par $150,357,610
                Market Value $142,793,700)                     $    135,994,000

 102,256,000    Repurchase Agreement with:
                Credit Suisse First Boston Corp.
                2.97%, Due 05/02/05
                dated 04/29/05
                Repurchase Price $102,281,308
                (Collateralized by U.S. Government
                Agency Obligations in a joint trading
                account, 4.00% - 10.50%,
                Due 10/01/07 - 04/01/35;
                Total Par $103,635,208
                Market Value $105,324,035)                          102,256,000
 135,000,000    Repurchase Agreement with:
                Credit Suisse First Boston Corp.
                3.05%, Due 05/02/05
                dated 04/29/05
                Repurchase Price $135,034,313
                (Collateralized by U.S. Government
                Agency Obligations and Corporate
                Bonds in a joint trading account,
                4.13% - 14.70%,
                Due 01/27/06 - 03/25/35;
                Total Par $136,676,342
                Market Value $139,466,406)                          135,000,000
                                                               ----------------
                TOTAL REPURCHASE AGREEMENTS                         373,250,000
                                                               ----------------
                (Cost $373,250,000)

TOTAL INVESTMENTS - 99.99%                                        3,453,597,528
                                                               ----------------
(Cost $3,453,597,528)*

NET OTHER ASSETS AND LIABILITIES - 0.01%                                174,440
                                                               ----------------
NET ASSETS - 100.00%                                           $  3,453,771,968
                                                               ================

-----------------------------------
*      Aggregate cost for federal tax purposes.
(A) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of April 30, 2005.
(B) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of April 30, 2005, these securities amounted to $821,719,642 or 23.79% of net assets. These securities are deemed to be liquid, except as described in (D).
(C) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of April 30, 2005.
(D) Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment. Illiquid securities are valued at amortized cost, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of April 30, 2005, this security amounted to $100,076,579 or 2.90% of net assets.
(E)    Discount yield at time of purchase.
(F) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of April 30, 2005, these securities amounted to $469,718,288 or 13.60% of net assets. These securities are deemed to be liquid.

ACES     Automatically Convertible Securities
AMBAC    Ambac Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BN       Bank Note
COP      Certificate of Participation
DFA      Development Finance Authority
FGIC     Financial Guaranty Insurance Co.
FHLB     Federal Home Loan Bank
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance, Inc.
GO       General Obligation Bond
HEFA     Health and Educational Facilities Authority
HFC      Housing Finance Commission
IDA      Industrial Development Authority
IDR      Industrial Development Revenue
LOC      Letter of Credit
MBIA     MBIA Insurance Corp.
MTN      Medium Term Note
PCR      Pollution Control Revenue
SPA      Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                          VALUE
  ----------                                                        ---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.90%

                FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 5.60%

$44,000,000     1.55%, 05/04/05                                $     44,000,000
 90,000,000     2.95%, 08/29/05 (A)                                  89,985,882
 50,000,000     2.82%, 09/06/05 (A)                                  49,989,565
                                                               ----------------
                                                                    183,975,447
                                                               ----------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION  - 4.86%

 50,000,000     2.97%, 07/05/05 (B)                                  49,733,680
 75,000,000     2.93%, 09/09/05 (A)                                  75,000,000
 35,000,000     3.08%, 10/07/05 (A)                                  35,005,987
                                                               ----------------
                                                                    159,739,667
                                                               ----------------

                FEDERAL HOME LOAN BANK - 2.44%

 80,000,000     2.78%, 07/15/05 (A)                                  79,994,216
                                                               ----------------
                TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS                                         423,709,330
                                                               ----------------
                (Cost $423,709,330)

REPURCHASE AGREEMENTS - 84.10%

575,000,000     Repurchase Agreement with:
                Credit Suisse First Boston Corp.
                2.85%, Due 05/02/05
                dated 04/29/05
                Repurchase Price $575,136,563
                (Collateralized by U.S. Treasury Bonds
                and Note, 1.50% - 7.50%,
                Due 03/31/06 - 11/15/16;
                Total Par $479,004,000
                Market Value $586,500,085)                          575,000,000
 76,290,000     Repurchase Agreement with:
                Credit Suisse First Boston Corp.
                2.97%, Due 05/02/05
                dated 04/29/05
                Repurchase Price $76,308,882
                (Collateralized by U.S. Government
                Agency Obligations in a joint trading
                account, 4.00% - 10.50%,
                Due 10/01/07 - 04/01/35;
                Total Par $77,318,984
                Market Value $78,578,965)                            76,290,000
625,000,000     Repurchase Agreement with:
                Greenwich Capital Markets
                2.85%, Due 05/02/05
                dated 04/29/05
                Repurchase Price $625,148,438
                (Collateralized by U.S. Treasury
                Notes, 1.25% - 6.50%,
                Due 05/15/05 - 02/15/15;
                Total Par $632,533,000
                Market Value $637,502,520)                          625,000,000


   PAR VALUE                                                          VALUE
  ----------                                                        ---------

REPURCHASE AGREEMENTS  (CONTINUED)

$110,074,000    Repurchase Agreement with:
                Greenwich Capital Markets
                2.97%, Due 05/02/05
                dated 04/29/05
                Repurchase Price $110,101,243
                (Collateralized by U.S. Government
                Agency Obligations in a joint trading
                account, 0.10% - 14.78%,
                Due 04/16/08 - 01/16/44;
                Total Par $431,136,012
                Market Value $113,377,941)                     $    110,074,000
100,000,000     Repurchase Agreement with:
                Lehman Brothers, Inc.
                2.84%, Due 05/02/05
                dated 04/29/05
                Repurchase Price $100,023,667
                (Collateralized by U.S. Treasury
                Note, 1.63%, Due 01/15/15
                Total Par $100,570,000
                Market Value $101,995,490)                          100,000,000
625,000,000     Repurchase Agreement with:
                Morgan Stanley & Co., Inc.
                2.85%, Due 05/02/05
                dated 04/29/05
                Repurchase Price $625,148,438
                (Collateralized by U.S. Treasury
                Note, 4.25%, Due 01/15/10
                Total Par $482,735,000
                Market Value $637,674,749)                          625,000,000
650,000,000     Repurchase Agreement with:
                UBS Finance
                2.84%, Due 05/02/05
                dated 04/29/05
                Repurchase Price $650,153,833
                (Collateralized by U.S. Treasury
                Note, 3.38%, Due 02/15/08
                Total Par $663,355,000
                Market Value $663,000,730)                          650,000,000
                                                               ----------------
                TOTAL REPURCHASE AGREEMENTS                       2,761,364,000
                                                               ----------------
                (Cost $2,761,364,000)

TOTAL INVESTMENTS - 97.00%.......................                 3,185,073,330
                                                               ----------------
(Cost $3,185,073,330)*

NET OTHER ASSETS AND LIABILITIES - 3.00%.........                    98,451,549
                                                               ----------------
NET ASSETS - 100.00%.............................              $  3,283,524,879
                                                               ================

---------------------------------
*      Aggregate cost for federal tax purposes.
(A) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect on April 30, 2005.
(B)    Discount yield at time of purchase.

                       SEE NOTES TO FINANCIAL STATEMENTS.

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
--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)


                                                                         GALAXY                GALAXY               GALAXY
                                                                INSTITUTIONAL GOVERNMENT    INSTITUTIONAL   INSTITUTIONAL TREASURY
                                                                    MONEY MARKET FUND     MONEY MARKET FUND    MONEY MARKET FUND
                                                                ------------------------  ----------------- ----------------------
ASSETS:
   Investments
     Investments at amortized cost (Note 2)                          $  621,123,361        $3,080,347,528       $  423,709,330
     Repurchase agreements                                               92,771,000           373,250,000        2,761,364,000
                                                                     --------------        --------------       --------------
       Total Investments at value                                       713,894,361         3,453,597,528        3,185,073,330
   Cash                                                                         557                   457                  587
   Receivable for investments sold                                               --                    --          103,000,000
   Interest and dividends receivable                                        856,656             5,239,389            2,048,012
   Deferred Trustees' fees (Note 4)                                          37,201               165,228              202,720
                                                                     --------------        --------------       --------------
     Total Assets                                                       714,788,775         3,459,002,602        3,290,324,649
                                                                     --------------        --------------       --------------
LIABILITIES:
   Distributions payable                                                    630,235             4,342,854            5,651,780
   Payable to Columbia and affiliates (Note 4)                              126,159               548,198              768,968
   Trustees' fees and expenses payable (Note 4)                               1,150                 4,644                3,600
   Deferred Trustees' fees (Note 4)                                          37,201               165,228              202,720
   Accrued expenses and other payables                                       44,225               169,710              172,702
                                                                     --------------        --------------       --------------
     Total Liabilities                                               $      838,970        $    5,230,634       $    6,799,770
                                                                     --------------        --------------       --------------
NET ASSETS                                                           $  713,949,805        $3,453,771,968       $3,283,524,879
                                                                     ==============        ==============       ==============
NET ASSETS CONSIST OF:
   Par value                                                         $      713,961        $    3,453,825       $    3,283,681
   Paid-in capital in excess of par value                               713,246,928         3,450,363,382        3,280,325,373
   Overdistributed net investment income                                    (10,982)              (35,806)             (81,542)
   Accumulated net realized loss on investments sold                           (102)               (9,433)              (2,633)
                                                                     --------------        --------------       --------------
TOTAL NET ASSETS                                                     $  713,949,805        $3,453,771,968       $3,283,524,879
                                                                     ==============        ==============       ==============
Institutional Shares:
   Net assets                                                        $  627,847,497        $2,502,281,620       $3,224,350,120
   Shares of beneficial interest outstanding                            627,861,624         2,502,325,341        3,224,478,063
                                                                     --------------        --------------       --------------
NET ASSET VALUE, offering and redemption price per share             $         1.00        $         1.00       $         1.00
                                                                     ==============        ==============       ==============

Select Shares:
   Net assets                                                        $   71,471,544        $  829,085,910       $   11,117,443
   Shares of beneficial interest outstanding                             71,473,123           829,093,593           11,118,709
                                                                     --------------        --------------       --------------
NET ASSET VALUE,  offering and redemption price per share            $         1.00        $         1.00       $         1.00
                                                                     ==============        ==============       ==============

Preferred Shares:
   Net assets                                                        $   14,630,764        $  122,404,438       $   48,057,316
   Shares of beneficial interest outstanding                             14,631,370           122,405,751           48,084,309
                                                                     --------------        --------------       --------------
NET ASSET VALUE,  offering and redemption price per share            $         1.00        $         1.00       $         1.00
                                                                     ==============        ==============       ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)


                                                                           GALAXY                GALAXY               GALAXY
                                                                  INSTITUTIONAL GOVERNMENT    INSTITUTIONAL   INSTITUTIONAL TREASURY
                                                                      MONEY MARKET FUND     MONEY MARKET FUND    MONEY MARKET FUND
                                                                  ------------------------  ----------------- ----------------------
INVESTMENT INCOME:

   Interest (Note 2)                                                    $    9,193,054        $   44,827,486       $   39,168,978
                                                                        --------------        --------------       --------------
     Total investment income                                                 9,193,054            44,827,486           39,168,978
                                                                        --------------        --------------       --------------
EXPENSES:
   Investment advisory fees (Note 4)                                           765,063             3,738,913            3,427,366
   Administration fees (Note 4)                                                256,296             1,252,536            1,148,168
   Custodian fees                                                               17,201                33,484               28,941
   Pricing and bookkeeping fees (Note 4)                                        48,305                74,910               67,767
   Professional fees                                                            21,891                87,567               71,884
   Shareholder servicing fees: (Note 4)
     Select Shares                                                              66,287               588,264               11,227
     Preferred Shares                                                           17,275               172,768               71,022
   Transfer agent fees: (Note 4)

     Institutional Shares                                                        2,444                 2,519               30,165
     Select Shares                                                                  32                    34                   45
     Preferred Shares                                                               36                    36                   86
   Trustees' fees and expenses (Note 4)                                         11,481                59,353               52,401
   Reports to shareholders                                                         847                11,968               25,391
   Miscellaneous                                                                48,942                98,599               65,184
                                                                        --------------        --------------       --------------
     Total expenses before reimbursement/waiver                              1,256,100             6,120,951            4,999,647
                                                                        --------------        --------------       --------------

     Less: fees waived or reimbursed by Investment Advisor (Note 4)           (424,652)           (2,060,271)              (3,868)
     Less: fees waived or reimbursed by Investment Advisor or affiliates of Investment Advisor (Note 4)

     Select Shares                                                             (22,096)             (196,088)              (3,720)
     Preferred Shares                                                               --                    --               (7,189)
                                                                        --------------        --------------       --------------
     Total expenses, net of reimbursement/waiver                               809,352             3,864,592            4,984,870
                                                                        --------------        --------------       --------------
NET INVESTMENT INCOME                                                        8,383,702            40,962,894           34,184,108
                                                                        --------------        --------------       --------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD (NOTE 2)                               --                (1,880)              (2,633)
                                                                        --------------        --------------       --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $    8,383,702        $   40,961,014       $   34,181,475
                                                                        ==============        ==============       ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                            GALAXY
                                                                                                   INSTITUTIONAL GOVERNMENT
                                                                                                       MONEY MARKET FUND
                                                                                              -------------------------------------
                                                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                                                APRIL 30, 2005       OCTOBER 31,
                                                                                                 (UNAUDITED)           2004
                                                                                              ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD                                                             $    641,349,158   $    832,310,423
                                                                                              ----------------   ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                                                             8,383,702          8,356,092
   Net realized gain on investments sold                                                                    --               (102)
                                                                                              ----------------   ----------------
     Net increase in net assets resulting from operations                                            8,383,702          8,355,990
                                                                                              ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   INSTITUTIONAL SHARES: *
     Net investment income                                                                          (7,329,436)        (7,349,013)
                                                                                              ----------------   ----------------
   SELECT SHARES: *
     Net investment income                                                                            (922,613)          (708,263)
                                                                                              ----------------   ----------------
   PREFERRED SHARES: *
     Net investment income                                                                            (135,013)          (311,582)
                                                                                              ----------------   ----------------
       Total distributions to shareholders                                                          (8,387,062)        (8,368,858)
                                                                                              ----------------   ----------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)                                                  72,604,007       (190,948,397)
                                                                                              ----------------   ----------------
   Net increase (decrease)in net assets                                                             72,600,647       (190,961,265)
                                                                                              ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)                                                $    713,949,805   $    641,349,158
                                                                                              ================   ================
(A) Overdistributed net investment income                                                     $        (10,982)  $         (7,622)
                                                                                              ================   ================



                                                                                                             GALAXY
                                                                                                          INSTITUTIONAL
                                                                                                        MONEY MARKET FUND
                                                                                              -----------------------------------
                                                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                                               APRIL 30, 2005        OCTOBER 31,
                                                                                                (UNAUDITED)            2004
                                                                                              ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD                                                             $  3,831,491,544   $  4,433,279,838
                                                                                              ----------------   ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                                                            40,962,894         53,347,060
   Net realized gain on investments sold                                                                (1,880)            (7,553)
                                                                                              ----------------   ----------------
     Net increase in net assets resulting from operations                                           40,961,014         53,339,507
                                                                                              ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   INSTITUTIONAL SHARES: *
     Net investment income                                                                         (31,251,791)       (42,912,880)
                                                                                              ----------------   ----------------
   SELECT SHARES: *
     Net investment income                                                                          (8,376,317)        (8,915,509)
                                                                                              ----------------   ----------------
   PREFERRED SHARES: *
     Net investment income                                                                          (1,345,204)        (1,558,260)
                                                                                              ----------------   ----------------
       Total distributions to shareholders                                                         (40,973,312)       (53,386,649)
                                                                                              ----------------   ----------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)                                                (377,707,278)      (601,741,152)
                                                                                              ----------------   ----------------
   Net increase (decrease)in net assets                                                           (377,719,576)      (601,788,294)
                                                                                              ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)                                                $  3,453,771,968   $  3,831,491,544
                                                                                              ================   ================
(A) Overdistributed net investment income                                                     $        (35,806)  $        (25,388)
                                                                                              ================   ================


                                                                                                             GALAXY
                                                                                                     INSTITUTIONAL TREASURY
                                                                                                        MONEY MARKET FUND
                                                                                              -----------------------------------
                                                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                                               APRIL 30, 2005        OCTOBER 31,
                                                                                                (UNAUDITED)            2004
                                                                                              ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD                                                             $  3,517,328,150   $  3,972,607,916
                                                                                              ----------------   ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                                                            34,184,108         34,624,463
   Net realized gain on investments sold                                                                (2,633)             9,785
                                                                                              ----------------   ----------------
     Net increase in net assets resulting from operations                                           34,181,475         34,634,248
                                                                                              ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   INSTITUTIONAL SHARES: *
     Net investment income                                                                         (33,573,580)       (33,996,195)
                                                                                              ----------------   ----------------
   SELECT SHARES: *
     Net investment income                                                                            (137,215)          (270,033)
                                                                                              ----------------   ----------------
   PREFERRED SHARES: *
     Net investment income                                                                            (510,266)          (498,656)
                                                                                              ----------------   ----------------
       Total distributions to shareholders                                                         (34,221,061)       (34,764,884)
                                                                                              ----------------   ----------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)                                                (233,763,685)      (455,149,130)
                                                                                              ----------------   ----------------
   Net increase (decrease)in net assets                                                           (233,803,271)      (455,279,766)
                                                                                              ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)                                                $  3,283,524,879   $  3,517,328,150
                                                                                              ================   ================
(A) Overdistributed net investment income                                                     $        (81,542)  $        (44,589)
                                                                                              ================   ================

--------------------------------------------------------
* Effective February 28, 2004, Class I, Class IIand Class III Shares were redesignated Institutional, Select and Preferred Shares, respectively.
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 16 and 17.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      14-15

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY

                                                                                                            GALAXY
                                                                                                    INSTITUTIONAL GOVERNMENT
                                                                                                       MONEY MARKET FUND
                                                                                             -------------------------------------
                                                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                                               APRIL 30, 2005      OCTOBER 31,
                                                                                                 (UNAUDITED)           2004
                                                                                              ----------------   ----------------
DOLLAR AMOUNTS
INSTITUTIONAL SHARES: *
   Sold                                                                                       $  1,192,716,798   $  2,432,719,924
   Issued to shareholders in reinvestment of dividends                                               4,396,285          3,452,578
   Repurchased                                                                                  (1,112,662,345)    (2,617,179,273)
                                                                                              ----------------   ----------------
   Net increase (decrease) in shares outstanding                                              $     84,450,738   $   (181,006,771)
                                                                                              ================   ================
SELECT SHARES: *
    Sold                                                                                      $    102,683,382   $    244,341,356
   Issued to shareholders in reinvestment of dividends                                                 922,605            708,263
   Repurchased                                                                                    (116,644,631)      (211,078,062)
                                                                                              ----------------   ----------------
   Net increase (decrease) in shares outstanding                                              $    (13,038,644)  $     33,971,557
                                                                                              ================   ================
PREFERRED SHARES: *
   Sold                                                                                       $     15,560,521   $     64,860,275
   Issued to shareholders in reinvestment of dividends                                                 135,011            311,582
   Repurchased                                                                                     (14,503,619)      (109,085,040)
                                                                                              ----------------   ----------------
   Net increase (decrease) in shares outstanding                                              $      1,191,913   $    (43,913,183)
                                                                                              ================   ================
SHARE ACTIVITY
INSTITUTIONAL SHARES: *
   Sold                                                                                          1,192,716,798      2,432,719,924
   Issued to shareholders in reinvestment of dividends                                               4,396,285          3,452,578
   Repurchased                                                                                  (1,112,662,345)    (2,617,179,273)
                                                                                              ----------------   ----------------
   Net increase (decrease) in shares outstanding                                                    84,450,738       (181,006,771)
                                                                                              ================   ================
SELECT SHARES: *
   Sold                                                                                            102,683,382        244,341,356
   Issued to shareholders in reinvestment of dividends                                                 922,605            708,263
   Repurchased                                                                                    (116,644,631)      (211,078,062)
                                                                                              ----------------   ----------------
   Net increase (decrease) in shares outstanding                                                   (13,038,644)        33,971,557
                                                                                              ================   ================
PREFERRED SHARES: *
   Sold                                                                                             15,560,521         64,860,275
   Issued to shareholders in reinvestment of dividends                                                 135,011            311,582
   Repurchased                                                                                     (14,503,619)      (109,085,040)
                                                                                              ----------------   ----------------
   Net increase (decrease) in shares outstanding                                                     1,191,913        (43,913,183)
                                                                                              ================   ================


                                                                                                              GALAXY
                                                                                                           INSTITUTIONAL
                                                                                                         MONEY MARKET FUND
                                                                                              -----------------------------------
                                                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                                               APRIL 30, 2005       OCTOBER 31,
                                                                                                (UNAUDITED)            2004
                                                                                              ----------------   ----------------
DOLLAR AMOUNTS
INSTITUTIONAL SHARES: *
   Sold                                                                                       $  3,687,858,258   $ 12,259,510,935
   Issued to shareholders in reinvestment of dividends                                               8,538,312         18,512,380
   Repurchased                                                                                  (4,091,951,961)   (13,019,632,268)
                                                                                              ----------------   ----------------
   Net increase (decrease) in shares outstanding                                              $   (395,555,391)  $   (741,608,953)
                                                                                              ================   ================
SELECT SHARES: *
    Sold                                                                                      $  2,268,910,462   $  3,777,546,117
   Issued to shareholders in reinvestment of dividends                                               8,376,165          8,915,509
   Repurchased                                                                                  (2,222,658,083)    (3,648,247,096)
                                                                                              ----------------   ----------------
   Net increase (decrease) in shares outstanding                                              $     54,628,544   $    138,214,530
                                                                                              ================   ================
PREFERRED SHARES: *
   Sold                                                                                       $    437,644,724   $  1,215,369,087
   Issued to shareholders in reinvestment of dividends                                               1,345,181          1,558,260
   Repurchased                                                                                    (475,770,336)    (1,215,274,076)
                                                                                              ----------------   ----------------
   Net increase (decrease) in shares outstanding                                              $    (36,780,431)  $      1,653,271
                                                                                              ================   ================
SHARE ACTIVITY
INSTITUTIONAL SHARES: *
   Sold                                                                                          3,687,858,258     12,259,510,935
   Issued to shareholders in reinvestment of dividends                                               8,538,312         18,512,380
   Repurchased                                                                                  (4,091,951,961)   (13,019,632,268)
                                                                                              ----------------   ----------------
   Net increase (decrease) in shares outstanding                                                  (395,555,391)      (741,608,953)
                                                                                              ================   ================
SELECT SHARES: *
   Sold                                                                                          2,268,910,462      3,777,546,117
   Issued to shareholders in reinvestment of dividends                                               8,376,165          8,915,509
   Repurchased                                                                                  (2,222,658,083)    (3,648,247,096)
                                                                                              ----------------   ----------------
   Net increase (decrease) in shares outstanding                                                    54,628,544        138,214,530
                                                                                              ================   ================
PREFERRED SHARES: *
   Sold                                                                                            437,644,724      1,215,369,087
   Issued to shareholders in reinvestment of dividends                                               1,345,181          1,558,260
   Repurchased                                                                                    (475,770,336)    (1,215,274,076)
                                                                                              ----------------   ----------------
   Net increase (decrease) in shares outstanding                                                   (36,780,431)         1,653,271
                                                                                              ================   ================


                                                                                                             GALAXY
                                                                                                     INSTITUTIONAL TREASURY
                                                                                                        MONEY MARKET FUND
                                                                                              -----------------------------------
                                                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                                               APRIL 30, 2005      OCTOBER 31,
                                                                                                (UNAUDITED)            2004
                                                                                              ----------------   ----------------
DOLLAR AMOUNTS
INSTITUTIONAL SHARES: *
   Sold                                                                                       $  6,231,876,446   $  9,330,257,949
   Issued to shareholders in reinvestment of dividends                                               4,067,441          4,222,319
   Repurchased                                                                                  (6,448,124,344)    (9,755,492,405)
                                                                                              ----------------   ----------------
   Net increase (decrease) in shares outstanding                                              $   (212,180,457)  $   (421,012,137)
                                                                                              ================   ================
SELECT SHARES: *
    Sold                                                                                      $     67,808,504   $    102,369,051
   Issued to shareholders in reinvestment of dividends                                                 137,207            270,033
   Repurchased                                                                                     (77,946,049)      (118,428,488)
                                                                                              ----------------   ----------------
   Net increase (decrease) in shares outstanding                                              $    (10,000,338)  $    (15,789,404)
                                                                                              ================   ================
PREFERRED SHARES: *
   Sold                                                                                       $     84,109,510   $    180,614,258
   Issued to shareholders in reinvestment of dividends                                                 510,135            498,656
   Repurchased                                                                                     (96,202,535)      (199,460,503)
                                                                                              ----------------   ----------------
   Net increase (decrease) in shares outstanding                                              $    (11,582,890)  $    (18,347,589)
                                                                                              ================   ================
SHARE ACTIVITY
INSTITUTIONAL SHARES: *
   Sold                                                                                          6,231,876,446      9,330,257,949
   Issued to shareholders in reinvestment of dividends                                               4,067,441          4,222,319
   Repurchased                                                                                  (6,448,124,344)    (9,755,492,405)
                                                                                              ----------------   ----------------
   Net increase (decrease) in shares outstanding                                                  (212,180,457)      (421,012,137)
                                                                                              ================   ================
SELECT SHARES: *
   Sold                                                                                             67,808,504        102,369,051
   Issued to shareholders in reinvestment of dividends                                                 137,207            270,033
   Repurchased                                                                                     (77,946,049)      (118,428,488)
                                                                                              ----------------   ----------------
   Net increase (decrease) in shares outstanding                                                   (10,000,338)       (15,789,404)
                                                                                              ================   ================
PREFERRED SHARES: *
   Sold                                                                                             84,109,510        180,614,258
   Issued to shareholders in reinvestment of dividends                                                 510,135            498,656
   Repurchased                                                                                     (96,202,535)      (199,460,503)
                                                                                              ----------------   ----------------
   Net increase (decrease) in shares outstanding                                                   (11,582,890)       (18,347,589)
                                                                                              ================   ================

----------------------------------------------------------
* Effective February 28, 2004, Class I, Class IIand Class III Shares were redesignated Institutional, Select and Preferred Shares, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      16-17

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     INCOME FROM
                                                                      INVESTMENT              LESS
                                                                      OPERATIONS           DISTRIBUTIONS
                                                                     ------------          -------------



                                               NET ASSET                                   DISTRIBUTIONS          NET INCREASE
                                                 VALUE                   NET                 FROM NET              (DECREASE)
                                               BEGINNING             INVESTMENT             INVESTMENT               IN NET
                                               0F PERIOD               INCOME                 INCOME               ASSET VALUE
                                              ----------            ------------           ------------           ------------
INSTITUTIONAL
4/30/05 (unaudited)                             $1.00                   $0.011                $(0.011)                  $--
10/31/04(1)                                      1.00                    0.011                 (0.011)                   --
10/31/03                                         1.00                    0.011                 (0.011)                   --
10/31/02                                         1.00                    0.017                 (0.017)                   --
10/31/01                                         1.00                    0.046                 (0.046)                   --
10/31/00                                         1.00                    0.059                 (0.059)                   --

SELECT
4/30/05 (unaudited)                              1.00                    0.010                 (0.010)                   --
10/31/04(1)                                      1.00                    0.010                 (0.010)                   --
10/31/03(2)                                      1.00                    0.006                 (0.006)                   --

PREFERRED
4/30/05 (unaudited)                              1.00                    0.010                 (0.010)                   --
10/31/04(1)                                      1.00                    0.008                 (0.008)                   --
10/31/03(2)                                      1.00                    0.005                 (0.005)                   --


                                                                                         RATIOS TO AVERAGE NET ASSETS
                                                                         ----------------------------------------------------

                                                                           RATIO OF NET        RATIO OF          RATIO OF
                                                                            INVESTMENT         OPERATING         OPERATING
                              NET ASSET                    NET ASSETS         INCOME           EXPENSES          EXPENSES
                                VALUE                        END OF          INCLUDING         INCLUDING         EXCLUDING
                               END OF          TOTAL         PERIOD       REIMBURSEMENT/    REIMBURSEMENT/    REIMBURSEMENT/
                               PERIOD        RETURN(3)   (IN THOUSANDS)       WAIVER            WAIVER            WAIVER
                             ----------     ----------   --------------  ----------------  ----------------   ---------------
INSTITUTIONAL
4/30/05 (unaudited)              $1.00         1.09%**      $627,847          2.21%*            0.20%*            0.31%*
10/31/04(1)                       1.00         1.07%         543,400          1.05%             0.19%             0.31%
10/31/03                          1.00         1.07%         724,417          1.04%             0.18%             0.31%
10/31/02                          1.00         1.71%         369,381          1.68%             0.30%             0.30%
10/31/01                          1.00         4.71%         324,272          4.55%             0.27%             0.34%
10/31/00                          1.00         6.09%         252,482          5.94%             0.20%             0.35%

SELECT
4/30/05 (unaudited)               1.00         1.04%**        71,472          2.11%*            0.30%*            0.46%*
10/31/04(1)                       1.00         0.97%          84,511          0.95%             0.28%             0.46%
10/31/03(2)                       1.00         0.63%**        50,540          0.94%*            0.28%*            0.46%*

PREFERRED
4/30/05 (unaudited)               1.00         0.96%**        14,631          1.96%*            0.45%*            0.56%*
10/31/04(1)                       1.00         0.82%          13,439          0.80%             0.43%             0.56%
10/31/03(2)                       1.00         0.51%**        57,353          0.79%*            0.43%*            0.56%*

----------------------------------------------
*    Annualized
**   Not Annualized
(1) Effective February 28, 2004, Class I, Class IIand Class III Shares were redesignated Institutional, Select and Preferred Shares, respectively.
(2) The Fund began offering Select Shares (formerly, Class II Shares) and Preferred Shares (formerly, Class III Shares) on February 28, 2003.
(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      18-19

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     INCOME FROM
                                                                      INVESTMENT              LESS
                                                                      OPERATIONS           DISTRIBUTIONS
                                                                     ------------          -------------

                                               NET ASSET                                   DISTRIBUTIONS          NET INCREASE
                                                 VALUE                   NET                 FROM NET              (DECREASE)
                                               BEGINNING             INVESTMENT             INVESTMENT               IN NET
                                               0F PERIOD               INCOME                 INCOME               ASSET VALUE
                                              ----------            ------------           ------------           ------------
INSTITUTIONAL
4/30/05 (unaudited)                             $1.00                   $0.011                $(0.011)                  $--
10/31/04(1)                                      1.00                    0.011                 (0.011)                   --
10/31/03                                         1.00                    0.011                 (0.011)                   --
10/31/02                                         1.00                    0.017                 (0.017)                   --
10/31/01                                         1.00                    0.045                 (0.045)                   --
10/31/00(2)                                      1.00                    0.030                 (0.030)                   --
05/31/00                                         1.00                    0.050                 (0.050)                   --

SELECT
4/30/05 (unaudited)                              1.00                    0.011                 (0.011)                   --
10/31/04(1)                                      1.00                    0.010                 (0.010)                   --
10/31/03                                         1.00                    0.010                 (0.010)                   --
10/31/02                                         1.00                    0.016                 (0.016)                   --
10/31/01(3)                                      1.00                    0.025                 (0.025)                   --

PREFERRED
4/30/05 (unaudited)                              1.00                    0.010                 (0.010)                   --
10/31/04(1)                                      1.00                    0.009                 (0.009)                   --
10/31/03                                         1.00                    0.009                 (0.009)                   --
10/31/02                                         1.00                    0.015                 (0.015)                   --
10/31/01(3)                                      1.00                    0.024                 (0.024)                   --



                                                                                       RATIOS TO AVERAGE NET ASSETS
                                                                      ------------------------------------------------------------

                                                                        RATIO OF NET            RATIO OF              RATIO OF
                                                                         INVESTMENT             OPERATING             OPERATING
                        NET ASSET                      NET ASSETS          INCOME               EXPENSES              EXPENSES
                          VALUE                          END OF           INCLUDING             INCLUDING             EXCLUDING
                         END OF          TOTAL           PERIOD        REIMBURSEMENT/        REIMBURSEMENT/        REIMBURSEMENT/
                         PERIOD        RETURN(4)     (IN THOUSANDS)        WAIVER                WAIVER                WAIVER
                       ----------     ----------     --------------   ----------------      ----------------       ---------------
INSTITUTIONAL
4/30/05 (unaudited)        $1.00            1.11%**    $2,502,282              2.22%*                0.18%*                0.29%*
10/31/04(1)                 1.00            1.12%       2,897,846              1.11%                 0.17%                 0.28%
10/31/03                    1.00            1.15%       3,639,495              1.10%                 0.14%                 0.28%
10/31/02                    1.00            1.72%       1,239,803              1.72%                 0.26%                 0.30%
10/31/01                    1.00            4.64%       1,035,540              4.27%                 0.30%                 0.31%
10/31/00(2)                 1.00            2.68%**       511,440              6.33%*                0.29%*                0.31%*
05/31/00                    1.00            5.43%         696,613              5.35%                 0.30%                 0.30%

SELECT
4/30/05 (unaudited)         1.00            1.06%**       829,086              2.12%*                0.28%*                0.44%*
10/31/04(1)                 1.00            1.02%         774,460              1.01%                 0.27%                 0.43%
10/31/03                    1.00            1.03%         636,252              1.00%                 0.24%                 0.43%
10/31/02                    1.00            1.61%          39,481              1.61%                 0.37%                 0.44%
10/31/01(3)                 1.00            2.55%**            52              4.18%*                0.39%*                0.40%*

PREFERRED
4/30/05 (unaudited)         1.00            0.99%**       122,404              1.97%*                0.43%*                0.54%*
10/31/04(1)                 1.00            0.87%         159,185              0.86%                 0.42%                 0.53%
10/31/03                    1.00            0.90%         157,533              0.85%                 0.39%                 0.53%
10/31/02                    1.00            1.51%           4,748              1.53%                 0.45%                 0.54%
10/31/01(3)                 1.00            2.43%**            52              4.07%*                0.49%*                0.50%*

------------------------------------
*    Annualized
**   Not Annualized
(1) Effective February 28, 2004, Class I, Class IIand Class III Shares were redesignated Institutional, Select and Preferred Shares, respectively.
(2) The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Shares (formerly, Class I Shares) of the Galaxy Institutional Money Market Fund.
(3) The Fund began offering Select Shares (formerly, Class II Shares) and Preferred Shares (formerly, Class III Shares) on March 1, 2001.
(4) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      20-21

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     INCOME FROM
                                                                      INVESTMENT              LESS
                                                                      OPERATIONS           DISTRIBUTIONS
                                                                     ------------          -------------



                                               NET ASSET                                   DISTRIBUTIONS          NET INCREASE
                                                 VALUE                   NET                 FROM NET              (DECREASE)
                                               BEGINNING             INVESTMENT             INVESTMENT               IN NET
                                               0F PERIOD               INCOME                 INCOME               ASSET VALUE
                                              ----------            ------------           ------------           ------------
INSTITUTIONAL
4/30/05 (unaudited)                             $1.00                   $0.010                $(0.010)                  $--
10/31/04(1)                                      1.00                    0.009                 (0.009)                   --
10/31/03                                         1.00                    0.010                 (0.010)                   --
10/31/02                                         1.00                    0.017                 (0.017)                   --
10/31/01                                         1.00                    0.045                 (0.045)                   --
10/31/00(2)                                      1.00                    0.030                 (0.030)                   --
05/31/00                                         1.00                    0.050                 (0.050)                   --

SELECT
4/30/05 (unaudited)                              1.00                    0.009                 (0.009)                   --
10/31/04(1)                                      1.00                    0.008                 (0.008)                   --
10/31/03                                         1.00                    0.009                 (0.009)                   --
10/31/02                                         1.00                    0.016                 (0.016)                   --
10/31/01(3)                                      1.00                    0.025                 (0.025)                   --

PREFERRED
4/30/05 (unaudited)                              1.00                    0.009                 (0.009)                   --
10/31/04(1)                                      1.00                    0.007                 (0.007)                   --
10/31/03                                         1.00                    0.007                 (0.007)                   --
10/31/02                                         1.00                    0.015                 (0.015)                   --
10/31/01(3)                                      1.00                    0.024                 (0.024)                   --

                                                                                            RATIOS TO AVERAGE NET ASSETS
                                                                              ----------------------------------------------------

                                                                                RATIO OF NET        RATIO OF          RATIO OF
                                                                                 INVESTMENT         OPERATING         OPERATING
                            NET ASSET                         NET ASSETS           INCOME           EXPENSES          EXPENSES
                              VALUE                             END OF            INCLUDING         INCLUDING         EXCLUDING
                             END OF           TOTAL             PERIOD         REIMBURSEMENT/    REIMBURSEMENT/    REIMBURSEMENT/
                             PERIOD          RETURN         (IN THOUSANDS)         WAIVER            WAIVER            WAIVER
                           ----------      ----------       --------------    ----------------  ----------------   ---------------
INSTITUTIONAL
4/30/05 (unaudited)            $1.00         1.00%**(4)      $3,224,350            2.00%*            0.29%*            0.29%*
10/31/04(1)                     1.00         0.93%(4)         3,436,569            0.91%             0.28%             0.28%
10/31/03                        1.00         0.98%(4)         3,857,708            0.98%             0.28%             0.28%
10/31/02                        1.00         1.69%(4)         4,963,246            1.68%             0.28%             0.28%
10/31/01                        1.00         4.60%(4)         5,378,265            4.44%             0.28%             0.29%
10/31/00(2)                     1.00         2.64%**(4)       4,829,762            6.24%*            0.27%*            0.29%*
05/31/00                        1.00         5.26%            5,022,306            5.15%             0.30%             0.30%

SELECT
4/30/05 (unaudited)             1.00         0.95%**(4)          11,117            1.90%*            0.39%*            0.44%*
10/31/04(1)                     1.00         0.83%(4)            21,118            0.81%             0.38%             0.43%
10/31/03                        1.00         0.87%(4)            36,908            0.88%             0.38%             0.43%
10/31/02                        1.00         1.57%(4)                53            1.57%             0.39%             0.39%
10/31/01(3)                     1.00         2.48%**(4)              52            4.34%*            0.38%*            0.39%*

PREFERRED
4/30/05 (unaudited)             1.00         0.89%**(4)          48,057            1.78%*            0.51%*            0.54%*
10/31/04(1)                     1.00         0.70%(4)            59,641            0.68%             0.51%             0.53%
10/31/03                        1.00         0.75%(4)            77,991            0.75%             0.51%             0.53%
10/31/02                        1.00         1.47%(4)            70,051            1.46%             0.50%             0.53%
10/31/01(3)                     1.00         2.43%**(4)          44,102            4.24%*            0.48%*            0.53%*

--------------------------------
*    Annualized
**   Not Annualized
(1) Effective February 28, 2004, Class I, Class IIand Class III Shares were redesignated Institutional, Select and Preferred Shares, respectively.
(2) The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Shares (formerly, Class I Shares) of the Galaxy Institutional Treasury Money Market Fund.
(3) The Fund began offering Select Shares (formerly, Class II Shares) and Preferred Shares (formerly, Class III Shares) on March 1, 2001.
(4) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      22-23

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1.  ORGANIZATION

  The Galaxy Fund (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. Information presented in these financial statements pertains to the following diversified portfolios (individually referred to as a "Fund," collectively referred to as the "Funds"):

         Galaxy Institutional Government Money Market Fund
         Galaxy Institutional Money Market Fund
         Galaxy Institutional Treasury Money Market Fund

INVESTMENT GOAL

  The Galaxy Institutional Government Money Market Fund seeks current income with liquidity and stability of principal. The Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund seek to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

FUND SHARES

  The Funds may issue an unlimited number of shares. Each Fund offers three classes of shares: Institutional Shares, Select Shares and Preferred Shares. Each series of shares is available for purchase by financial institutions that are purchasing shares of the Funds on behalf of their customers. Institutional Shares are also available for purchase by institutional investors. Each series of shares is offered continuously at net asset value and has its own expense structure. Effective February 28, 2004, Class I, Class II and Class III Shares of the Funds were redesignated Institutional Shares, Select Shares and Preferred Shares, respectively.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION

  Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium to provide a fair approximation of fair market value. Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS

  Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

  Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

JOINT TRADING ACCOUNTS

  Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

INCOME RECOGNITION

  Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

DETERMINATION OF CLASS NET ASSET VALUES

  All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each series of a Fund on a daily basis for purposes of determining the net asset value of each series. Income and expenses are allocated to each series based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each series.

FEDERAL INCOME TAX STATUS

  Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, by distributing substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net invest-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

ment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

NOTE 3.  FEDERAL TAX INFORMATION

  The tax character of distributions paid during the year ended October 31, 2004 was as follows:

                                   FISCAL YEAR ENDED OCTOBER 31, 2004
                                   ----------------------------------
                                   TAX-EXEMPT    ORDINARY      CAPITAL
FUND                                 INCOME       INCOME        GAINS
----                                 ------       ------        -----
Galaxy Institutional
  Government Money
  Market Fund ..................   $      --    $8,368,856   $      --
Galaxy Institutional
  Money Market Fund ............          --    53,386,506         143
Galaxy Institutional Treasury
  Money Market Fund ............          --    34,764,884          --

  The following capital loss carryforwards, determined as of October 31, 2004, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

FUND                                      AMOUNT       EXPIRATION
----                                      ------       ----------
Galaxy Institutional Government
  Money Market Fund .........          $     102             2012
Galaxy Institutional
  Money Market Fund .........              7,553             2012

NOTE 4.   FEES AND COMPENSATION

INVESTMENT ADVISORY FEE

  Columbia Management Advisors, Inc. ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation, is the investment advisor to the Funds. Columbia receives a monthly investment advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund.

  Columbia has voluntarily agreed to waive a portion of its investment advisory fee so that such fee will not exceed 0.09% annually of the average net assets of each of the Galaxy Institutional Money Market Fund and Galaxy Institutional Government Money Market Fund. Columbia, at its discretion, may revise or discontinue this waiver any time.

  For the six months ended April 30, 2005, the annualized effective investment advisory fee rates for the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund were 0.09%, 0.09% and 0.20%, respectively.

ADMINISTRATION FEE

  Columbia is responsible for providing administrative and other services to each Fund. Columbia has delegated those functions to PFPC Inc. ("PFPC"), a member of PNC Financial Services Group. Columbia pays a portion of the administration fees received to PFPC (0.01375%), as sub-administrator to the Trust.

  Under its agreement with the Funds, Columbia receives a monthly administration fee based on the combined average daily net assets of the Funds and the other funds offered by the Trust at the following annual rates:

       AVERAGE DAILY NET ASSETS            ANNUAL FEE RATE
       ------------------------            ---------------
      First $30 billion ..........................  0.067%
      Over $30 billion ...........................  0.050%



  For the six months ended April 30, 2005, the annualized effective administration fee rate for the Funds was 0.067%.

PRICING AND BOOKKEEPING FEES

  Columbia is responsible for providing pricing and bookkeeping services to each Fund under a pricing and bookkeeping agreement. Columbia has delegated those functions to PFPC and pays the total fees it receives to PFPC as the sub-pricing and bookkeeping agent to the Funds.

  Under its pricing and bookkeeping agreement with the Funds, Columbia receives a monthly fee based on the average daily net assets of each Fund at the following annual rates:

                                                      ANNUAL
AVERAGE DAILY NET ASSETS                             FEE RATE
------------------------                             --------
Under $50 million ..................................  $25,000
Of $50 million but less than $200 million ..........  $35,000
Of $200 million but less than $500 million .........  $50,000
Of $500 million but less than $1 billion ...........  $85,000
In excess of $1 billion ............................ $125,000

  For multiple class Funds, Columbia is entitled to receive an additional annual fee of $10,000 per Fund. In addition, Columbia receives a fee from each Fund for pricing services based on the number of securities held in each Fund.

  For the six months ended April 30, 2005, the annualized effective pricing and bookkeeping fee rates for the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund, inclusive of out-of-pocket expenses, were 0.013%, 0.004% and 0.004%, respectively.

TRANSFER AGENT FEE

  PFPC (the "Transfer Agent") provides shareholder services to the Funds. Institutional Shares, Select Shares and Preferred Shares of each Fund bear series-specific transfer agent charges based upon the number of shareholder accounts for each series subject to a minimum fee of $5,000 annually per Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

Institutional Shares of the Institutional Treasury Money Market Fund also bear additional transfer agency fees in order to compensate PFPC for payments made to an affiliate of Columbia for performing certain sub-account and administrative functions on a per-account basis with respect to the Institutional Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

SHAREHOLDER SERVICE FEES

  Columbia Funds Distributor Inc., (the "Distributor"), an affiliate of Columbia, is the exclusive distributor of the Trust's shares.

  The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Select Shares and Preferred Shares of the Funds. The Services Plan provides compensation to institutions (including affiliates of Columbia) which provide administrative and support services to their customers who beneficially own Select Shares and/or Preferred Shares. Payments by the Trust for shareholder liaison services fee may not exceed an annual rate of 0.25% of the average daily net assets attributable to the Select Shares or Preferred Shares of each Fund. Payments by the Trust for shareholder administrative support services fee may not exceed an annual rate of 0.25% of the average daily net assets attributable to the Select Shares or Preferred Shares of each Fund.

  The Trust is currently limiting total payments under the Services Plan to aggregate annual rates not to exceed 0.15% and 0.25% of average daily net assets attributable to the Select Shares and Preferred Shares, respectively, of each Fund. In addition, affiliates of Columbia have voluntarily agreed to further limit total payments under the Services Plan for the Select Shares of each Fund, so that the total fees will not exceed 0.10% annually of the average daily net assets attributable to the Select Shares. These affiliates, at their discretion, may revise or discontinue this waiver at any time.

EXPENSE LIMITS AND FEE WAIVERS

  Columbia and its affiliates have voluntarily agreed to waive fees and/or reimburse the Funds for certain expenses to the extent that total expenses (exclusive of shareholder service fees, interest, taxes and extraordinary expenses, if any) exceed the following percentages of average daily net assets:

FUND                              INSTITUTIONAL  SELECT     PREFERRED
----                              -------------  ------     ---------
Galaxy Institutional Government
  Money Market Fund ..............    0.20%        0.47%      0.57%
Galaxy Institutional
  Money Market Fund ..............    0.20%        0.35%      0.45%
Galaxy Institutional Treasury
  Money Market Fund ..............    0.30%        0.41%      0.51%

  Except for certain advisory fee waivers described above, the respective parties, at their discretion, may revise or discontinue these waivers and reimbursements at any time.

  For the six months ended April 30, 2005, Columbia and its affiliates waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                     FEES          EXPENSES
FUND                                WAIVED        REIMBURSED
----                                ------        ----------
Galaxy Institutional Government
  Money Market Fund ............ $ 446,748      $         --
Galaxy Institutional
  Money Market Fund ............ 2,256,359                --
Galaxy Institutional Treasury
  Money Market Fund ............     7,588             7,189

FEES PAID TO OFFICERS AND TRUSTEES

  The Trust pays no compensation to its officers. With the exception of three officers, all officers of the Trust are employees of Columbia or its affiliates. Effective September 9, 2004, the Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. Each Fund's fee for such expenses will not exceed $15,000 per year.

  The Trustees of the Trust may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the assets of the Funds and other funds offered by the Trust.

OTHER

  Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. For the six months ended April 30, 2005, the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund paid $1,088, $2,789 and $2,689, respectively, to Columbia for such services. These amounts are included in "Miscellaneous" expense on the Statement of Operations.

  Professional fees for the Funds include legal fees paid to Drinker Biddle & Reath LLP ("DB&R"). A partner of that firm serves as an officer of the Trust. For the six months ended April 30, 2005, the Funds incurred legal fees from DB&R as follows:

                                                      UNPAID AT
FUND                                    FEES       APRIL 30, 2005
----                                    ----       --------------
Galaxy Institutional Government
  Money Market Fund ..............  $  11,231       $   12,661
Galaxy Institutional
  Money Market Fund ..............     74,079           82,628
Galaxy Institutional Treasury
  Money Market Fund ..............     59,003           72,547

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 5.   SHARES OF BENEFICIAL INTEREST

  As of April 30, 2005, the Funds had shareholders whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity in these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein is as follows:

                                     NUMBER OF      % OF SHARES
FUND                                SHAREHOLDERS  OUTSTANDING HELD
----                                ------------  ----------------
Galaxy Institutional Government
Money Market Fund
  Institutional Shares ...........        2               100%
  Preferred Shares ...............        1               100%
  Select Shares ..................        1               100%
Galaxy Institutional Money Market Fund
  Institutional Shares ...........        3                97%
  Preferred Shares ...............        1               100%
  Select Shares ..................        1               100%
Galaxy Institutional Treasury
Money Market Fund
  Institutional Shares ...........        3                97%
  Preferred Shares ...............        1                99%
  Select Shares ..................        1               100%


NOTE 6.   DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

LEGAL PROCEEDINGS

  On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements." The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

  Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds (including the Trust) have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC, to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The management fee reductions do not apply to the Funds.

  Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC.

  As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

  A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

  On January 22, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that certain funds advised by Columbia and its affiliates participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

  The defendants to these actions, including Columbia and various of its affiliates, certain mutual funds advised by Columbia and its affiliates, and various trustees of such funds have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing. However, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients.

  In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or Bank of America (and affiliated entities). More than 300 cases (including those filed against entities unaffiliated with the funds, their Boards and/or FleetBoston Financial Corporation and its affiliated entities) have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

NOTE 7.   SUBSEQUENT EVENT -- CHANGE IN TRANSFER AGENT

  Effective June 13, 2005, Columbia Funds Services, Inc. ("CFS"), an affiliate of the investment advisor, replaced PFPC as the Funds' transfer agent. CFS has contracted with Boston Financial Data Services, Inc. ("BFDS") to serve as sub-transfer agent. For such services, CFS receives a fee, paid monthly, at the annual rate of $20.00 per open account. CFS also receives reimbursement for certain out-of-pocket expenses and is entitled to retain all interest (less bank charges) on certain accounts maintained by CFS as transfer agent and certain other amounts.

                       This page left blank intentionally.

IMPORTANT INFORMATION ABOUT THIS REPORT

INFORMATION ABOUT TRANSFER AGENT AND DISTRIBUTOR

The transfer agent for The Galaxy Fund ("Galaxy") is:

         Columbia Funds Services, Inc.
         P.O. Box 8081
         Boston, MA 02266-8081

Galaxy mails one shareholder report to each shareholder address. If you would like more than one report, please call Columbia Funds Services, Inc. toll-free at 1-800-345-6611 and additional reports will be sent to you.

Financial advisors who want additional information about the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund should contact the distributor:

         Columbia Funds Distributor, Inc.
         One Financial Center
         Boston MA 02111
         1-800-426-3750

A description of the Funds' proxy voting policies and procedures is available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-345-6611. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available at www.columbiamanagement.com.

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

This report has been prepared for shareholders of the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund.

Semi-Annual report:
Galaxy Institutional Money Market Funds

[GRAPHIC OMMITTED]                                     ---------------------
GALAXY FUNDS LOGO                                            PRESORTED
                                                             STANDARD
P.O. Box 6520                                             US POSTAGE PAID
Providence, RI 02940-6520                                 NO. READING, MA
                                                          PERMIT NO. 105
                                                       ---------------------


SAINSMM(06/01/05) 5908

GALAXY MONEY MARKET PORTFOLIOS

                  SEMI-ANNUAL REPORT
                  April 30, 2005

                  Galaxy Prime Reserves

                  Galaxy Tax-Exempt Reserves

                  Galaxy Government Reserves

                  [LOGO] GALAXY FUNDS

--------------------------------------------------------------------------------

      THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS OF THE GALAXY MONEY MARKET PORTFOLIOS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEEDED BY AN EFFECTIVE PROSPECTUS FOR EACH FUND. A FUND'S PROSPECTUS CONTAINS MORE INFORMATION CONCERNING THE INVESTMENT POLICIES AND EXPENSES OF THE FUND, AS WELL AS OTHER PERTINENT INFORMATION. FOR COMPLETE INFORMATION, AND BEFORE MAKING AN INVESTMENT DECISION ON ANY OF THE GALAXY MONEY MARKET PORTFOLIOS, YOU SHOULD REQUEST A PROSPECTUS BY CALLING 1-866-840-5469. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

      Shares of the funds are not bank deposits or obligations of, or guaranteed or endorsed by, Bank of America Corporation or any of its affiliates, including Columbia Management Advisors, Inc. Investments in the Galaxy Money Market Portfolios are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency. Although the Galaxy Money Market Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

      Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds Distributor, Inc. is part of Columbia Management, member NASD and SIPC, and an affiliate of Bank of America Corporation.

                          UNDERSTANDING YOUR EXPENSES

--------------------------------------------------------------------------------
ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period. Contact your brokerage firm to obtain your account balance.

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR FUND. YOU WILL FIND THIS NUMBER IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD
--------------------------------------------------------------------------------

As a shareholder of the funds, you incur certain ongoing costs, which generally include investment advisory fees, and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each fund during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using each fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each fund assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

GALAXY MONEY MARKET PORTFOLIOS: NOVEMBER 1, 2004 - APRIL 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                       ACCOUNT VALUE AT THE           ACCOUNT VALUE AT THE                EXPENSES PAID           FUND'S ANNUALIZED
                    BEGINNING OF THE PERIOD ($)       END OF THE PERIOD ($)            DURING THE PERIOD ($)      EXPENSE RATIO (%)
------------------------------------------------------------------------------------------------------------------------------------
                     ACTUAL        HYPOTHETICAL     ACTUAL       HYPOTHETICAL     ACTUAL        HYPOTHETICAL
------------------------------------------------------------------------------------------------------------------------------------
GALAXY PRIME
RESERVES             1,000.00        1,000.00      1,006.60        1,019.74         5.07             5.11                1.02
------------------------------------------------------------------------------------------------------------------------------------
GALAXY TAX
EXEMPT RESERVES      1,000.00        1,000.00      1,004.00        1,019.34         5.47             5.51                1.10
------------------------------------------------------------------------------------------------------------------------------------
GALAXY
GOVERNMENT
RESERVES             1,000.00        1,000.00      1,006.20        1,019.49         5.32             5.36                1.07
------------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to each fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in each fund. As a shareholder of the funds, you do not incur any transaction costs, such as sales charges or exchange fees. The hypothetical examples provided may not help you determine the relative total costs of owning different funds, whose shareholders may incur transaction costs.

COMPARE WITH OTHER FUNDS

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the funds with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or exchange fees, that may be incurred by shareholders of other funds.

--------------------------------------------------------------------------------
                             GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                          VALUE
  -----------                                                       ---------

CORPORATE NOTES AND BONDS - 36.77%

                  FINANCE - 36.51%

 $  1,000,000     1212 Jackson LLC
                  Series 2004
                  3.06%, 09/01/24 (A)
                  LOC: Fifth Third Bank                         $     1,000,000
    2,100,000     701 Green Valley
                  Associates LLC
                  Series 1997
                  3.13%, 12/01/17 (A)
                  LOC: Wachovia Bank, N.A.                            2,100,000
    1,845,000     Allen Temple African
                  Methodist
                  Episcopal Church
                  3.06%, 07/01/22 (A)
                  LOC: Fifth Third Bank                               1,845,000
   75,000,000     American Express Credit Corp.
                  Senior Note, Series B, MTN
                  Extendible
                  3.02%, 05/19/06 (B)(C)                             75,000,000
    5,800,000     Anomatic Corp.
                  Series 2002
                  3.06%, 07/01/10 (A)
                  LOC: Fifth Third Bank                               5,800,000
    4,540,000     Barry-Wehmiller Group, Inc.
                  3.06%, 05/01/18 (A)
                  LOC: Fifth Third Bank                               4,540,000
   13,600,000     BF FT Myers, Inc./BF South, Inc.
                  3.06%, 11/01/17 (A)
                  LOC: Fifth Third Bank                              13,600,000
    4,000,000     Bluegrass Wireless LLC
                  Series 2005
                  3.06%, 02/01/12 (A)
                  LOC: Fifth Third Bank                               4,000,000
    8,000,000     BRCH Corp.
                  Series 1999
                  3.07%, 12/01/28 (A)
                  LOC: Wachovia Bank, N.A.                            8,000,000
    2,015,000     Butler County Surgical
                  Properties LLC
                  Series 03-A
                  3.06%, 03/01/23 (A)
                  LOC: Fifth Third Bank                               2,015,000

   PAR VALUE                                                          VALUE
  -----------                                                       ---------

                  FINANCE (CONTINUED)

 $  1,155,000     Carriage Inn of Bowerston, Inc.
                  Series 2004
                  3.06%, 12/01/24 (A)
                  LOC: Fifth Third Bank                         $     1,155,000
   21,000,000     CC USA, Inc., MTN
                  2.90%, 12/02/05 (B)(C)                             20,996,592
    5,000,000     CCO LLC
                  3.06%, 09/01/24 (A)
                  LOC: Fifth Third Bank                               5,000,000
    1,105,000     Cincinnati Hills Christian
                  Academy, Inc.
                  Series 2003
                  3.06%, 04/01/23 (A)
                  LOC: Fifth Third Bank                               1,105,000
    1,950,000     Corporate Finance Managers, Inc.
                  3.07%, 02/02/43 (A)
                  LOC: Wells Fargo Bank, N.A.                         1,950,000
    2,800,000     Crest Products, Inc.
                  3.06%, 03/01/13 (A)
                  LOC: Fifth Third Bank                               2,800,000
    3,250,000     Don's Launderers-Cleaners, Inc.
                  Series 2004
                  3.06%, 05/01/24 (A)(C)
                  LOC: Fifth Third Bank                               3,250,000
    1,720,000     Elder Land Development Corp.
                  Series 2003
                  3.06%, 09/01/23 (A)
                  LOC: Fifth Third Bank                               1,720,000
    4,665,000     Elder Land Development
                  of Tampa Bay
                  Series 2003
                  3.06%, 09/01/23 (A)
                  LOC: Fifth Third Bank                               4,665,000
    1,510,000     Encore Commercial
                  Development LLC
                  3.06%, 06/01/23 (A)
                  LOC: Fifth Third Bank                               1,510,000
    2,500,000     Evangelical Community Church
                  of Bloomington Indiana, Inc.
                  3.06%, 07/01/23 (A)
                  LOC: Fifth Third Bank                               2,500,000
    2,510,000     Evendale Surgical Properties LLC
                  Series 2003
                  3.06%, 10/01/23 (A)
                  LOC: Fifth Third Bank                               2,510,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                          VALUE
  -----------                                                       ---------

                  FINANCE (CONTINUED)

 $  3,200,000     Exal Corp.
                  3.06%, 03/01/09 (A)
                  LOC: Fifth Third Bank                         $     3,200,000
    2,900,000     Fornell Associates LLC
                  Series 2003
                  3.06%, 07/01/23 (A)
                  LOC: Fifth Third Bank                               2,900,000
    1,520,000     Fortune 5 LLC
                  3.06%, 05/01/21 (A)
                  LOC: Fifth Third Bank                               1,520,000
    1,240,000     Fortune 5 LLC
                  3.06%, 09/01/22 (A)
                  LOC: Fifth Third Bank                               1,240,000
    1,600,000     Four Flags Properties, Inc.
                  Series 2003
                  3.06%, 10/01/28 (A)
                  LOC: Fifth Third Bank                               1,600,000
    1,600,000     Garfield Investment Group LLC
                  3.06%, 07/01/28 (A)
                  LOC: Fifth Third Bank                               1,600,000
   75,000,000     General Electric Capital Corp.
                  MTN, Extendible
                  3.07%, 05/17/06 (B)                                75,028,274
      995,000     Gilligan Oil Co.
                  Series 2002
                  3.06%, 01/01/17 (A)
                  LOC: Fifth Third Bank                                 995,000
    4,000,000     Global Properties Holdings
                  3.06%, 05/01/25 (A)
                  LOC: Fifth Third Bank                               4,000,000
    1,930,000     Gold Key Processing, Ltd.
                  Series 2004
                  3.06%, 07/01/24 (A)
                  LOC: Fifth Third Bank                               1,930,000
   75,000,000     Goldman Sachs Group LP
                  MTN, Extendible
                  3.16%, 05/15/06 (B)(C)(D)                          75,057,434
    1,390,000     Great Lakes Marina
                  & Storage LLC
                  Series 1998
                  3.06%, 09/01/23 (A)
                  LOC: Fifth Third Bank                               1,390,000
    1,500,000     Greene River Packing, Inc.
                  Series 1997
                  3.13%, 11/01/12 (A)
                  LOC: Wachovia Bank, N.A.                            1,500,000

   PAR VALUE                                                          VALUE
  -----------                                                       ---------

                  FINANCE (CONTINUED)

 $ 30,000,000     Harrier Finance Funding LLC,
                  MTN
                  2.76%, 08/15/05 (B)(C)                        $    30,000,000
   45,000,000     HBOS Treasury Services Plc
                  MTN, Extendible
                  2.88%, 05/01/06 (B)(C)                             45,000,000
    4,250,000     Herman & Kittle Capital LLC
                  Series 2005
                  3.10%, 02/01/37 (A)
                  LOC: FHLB                                           4,250,000
    1,100,000     Home Builders Association
                  of Greater Toledo, Inc.
                  Series 2002
                  3.06%, 09/01/27 (A)
                  LOC: Fifth Third Bank                               1,100,000
    3,111,000     Hudson Montessori
                  School Project
                  Series 2004
                  3.11%, 07/01/30 (A)
                  LOC: National City Bank                             3,111,000
    2,620,000     Ice Land USA, Ltd.
                  3.06%, 08/01/22 (A)
                  LOC: Fifth Third Bank                               2,620,000
    1,500,000     IHA Capital Development LLC
                  Series 03-A
                  3.06%, 07/01/28 (A)
                  LOC: Fifth Third Bank                               1,500,000
    1,120,000     Jatip LLC
                  3.06%, 10/01/22 (A)
                  LOC: Fifth Third Bank                               1,120,000
    2,370,000     JBM Realty Co. PLL
                  Series 2002
                  3.06%, 05/01/22 (A)
                  LOC: Fifth Third Bank                               2,370,000
    3,250,000     Joe Holland Chevrolet, Inc.
                  Series 2004
                  3.06%, 07/01/24 (A)
                  LOC: Fifth Third Bank                               3,250,000
    1,200,000     JW Harris Co., Inc.
                  Series 1999
                  3.06%, 01/01/20 (A)
                  LOC: Fifth Third Bank                               1,200,000
    5,800,000     Kokomo Grain Co., Inc.
                  3.11%, 11/01/10 (A)(C)
                  LOC: General Electric
                  Capital Corp.                                       5,800,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                          VALUE
  -----------                                                       ---------

                  FINANCE (CONTINUED)

 $  1,000,000     L3 Corp.
                  Series 2004
                  3.06%, 10/01/44 (A)
                  LOC: Fifth Third Bank                         $     1,000,000
    3,560,000     Laird Brothers LLC
                  Series 2003
                  3.06%, 02/01/28 (A)
                  LOC: Fifth Third Bank                               3,560,000
    1,000,000     LAL Holding Co.
                  3.06%, 08/01/19 (A)
                  LOC: Fifth Third Bank                               1,000,000
    4,710,000     Lee Family Partnership LLC
                  Series 2004
                  3.06%, 06/01/34 (A)
                  LOC: Fifth Third Bank                               4,710,000
    5,160,000     Manor Homes Holdings LLC/
                  Stewart Lodge Holdings LLC
                  Series 2000
                  3.06%, 06/01/23 (A)
                  LOC: Fifth Third Bank                               5,160,000
    1,335,000     Master Auto Service Group LLC
                  Series 2003
                  3.06%, 12/01/23 (A)
                  LOC: Fifth Third Bank                               1,335,000
   20,000,000     MBIA Global Funding LLC, MTN
                  3.02%, 07/29/05 (B)(C)                             20,000,000
    6,955,000     Meyer Cookware Industries, Inc.
                  Series 1999
                  3.03%, 05/01/27 (A)
                  LOC: BNP Paribas                                    6,955,000
   85,000,000     Morgan Stanley
                  Series EXL, Extendible
                  3.08%, 05/26/06 (B)                                85,000,000
   10,980,000     MRN LP
                  3.11%, 12/01/33 (A)
                  LOC: U.S. Bank, N.A.                               10,980,000
    2,115,000     Neighborhood Properties
                  Series 2003
                  3.06%, 09/01/23 (A)
                  LOC: Fifth Third Bank                               2,115,000
    4,000,000     New Lexington Clinic PSC
                  Series 2003
                  3.06%, 05/01/18 (A)
                  LOC: Fifth Third Bank                               4,000,000
    1,000,000     No S Properties LLC
                  3.06%, 08/01/24 (A)
                  LOC: Fifth Third Bank                               1,000,000

   PAR VALUE                                                          VALUE
  -----------                                                       ---------

                  FINANCE (CONTINUED)

 $  3,395,000     Nosam LLC
                  Series 2004
                  3.06%, 04/01/24 (A)
                  LOC: Wachovia Bank, N.A.                      $     3,395,000
   11,000,000     Palms at Brentwood LLC
                  Series 2004
                  3.14%, 12/01/34 (A)
                  LOC: AmSouth Bank                                  11,000,000
    3,080,000     Persimmon Ridge Golf Course
                  3.06%, 04/01/14 (A)
                  LOC: Fifth Third Bank                               3,080,000
    2,165,000     Petitti Enterprises, Inc. &
                  Pearl Road Garden Center
                  3.06%, 08/01/23 (A)
                  LOC: Fifth Third Bank                               2,165,000
    1,000,000     Physicians Medical Plaza LLC
                  Series 2004
                  3.06%, 12/01/24 (A)
                  LOC: Fifth Third Bank                               1,000,000
    2,480,000     Pike Street Properties LLC
                  Series 2000
                  3.06%, 12/01/23 (A)
                  LOC: Fifth Third Bank                               2,480,000
    2,350,000     Pomeroy Investments LLC
                  Series 2002
                  3.06%, 06/01/22 (A)
                  LOC: Fifth Third Bank                               2,350,000
    1,860,000     Racetrac Capital LLC
                  Series 98-A
                  3.06%, 04/01/18 (A)
                  LOC: Wachovia Bank                                  1,860,000
    1,675,000     RMD Corp.
                  Series 2003
                  3.06%, 06/01/13 (A)
                  LOC: Fifth Third Bank                               1,675,000
   35,000,000     Royal Bank of Canada
                  MTN, Extendible
                  2.93%, 05/10/06 (B)                                35,000,000
    5,925,000     Royce G Pulliam/M&A LLC
                  Series 2003
                  3.06%, 08/01/23 (A)
                  LOC: Fifth Third Bank                               5,925,000
   10,845,000     S & S Firestone, Inc.
                  Series 2003
                  3.06%, 12/01/33 (A)
                  LOC: Bank One, N.A.                                10,845,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                          VALUE
  -----------                                                       ---------

                  FINANCE (CONTINUED)

 $  1,255,000     Sanders CRS Exchange LLC
                  3.30%, 10/01/23 (A)
                  LOC: Wells Fargo Bank, N.A.                   $     1,255,000
    3,000,000     Schulte Corp.
                  Series 2004
                  3.06%, 09/01/24 (A)
                  LOC: Fifth Third Bank                               3,000,000
    2,755,000     SJD Service Co. LLC
                  3.06%, 10/01/23 (A)
                  LOC: Fifth Third Bank                               2,755,000
   11,500,000     Smith of Georgia LLC
                  Series 2004
                  3.06%, 12/01/24 (A)
                  LOC: Fifth Third Bank                              11,500,000
    7,196,000     South Bend Mac LP
                  Series 1997
                  3.03%, 12/01/27 (A)
                  LOC: LaSalle Bank, N.A.                             7,196,000
    1,950,000     South Elgin Leasing, Inc.
                  3.14%, 07/01/33 (A)
                  LOC: National City Bank                             1,950,000
    1,200,000     State Crest, Ltd.
                  3.06%, 06/12/23 (A)
                  LOC: Fifth Third Bank                               1,200,000
    5,300,000     Texas Disposal Systems
                  Series 2000
                  3.02%, 05/01/12 (A)
                  LOC: JPMorgan Chase & Co.                           5,300,000
    2,995,000     Tireless Corp.
                  Series 1999
                  3.06%, 04/01/19 (A)
                  LOC: Fifth Third Bank                               2,995,000
   40,000,000     U.S. Bank, N.A., BN
                  2.77%, 02/17/06 (B)                                39,999,743
    1,125,000     United Transportation Union
                  Series 2004
                  3.06%, 06/01/09 (A)
                  LOC: Fifth Third Bank                               1,125,000
    1,785,000     Urbancrest Southern
                  Missionary Baptist Church
                  3.06%, 05/01/23 (A)
                  LOC: Fifth Third Bank                               1,785,000
   65,000,000     Wells Fargo & Co.
                  Extendible
                  2.92%, 05/12/06 (B)(C)                             65,000,000

   PAR VALUE                                                          VALUE
  -----------                                                       ---------

                  FINANCE (CONTINUED)

 $  2,000,000     Word of Deliverance
                  Ministries for the World
                  3.06%, 12/01/24 (A)
                  LOC: Fifth Third Bank                         $     2,000,000
    2,175,000     Zang Skidmore, Inc.
                  Series 2003
                  3.06%, 09/01/23 (A)
                  LOC: Fifth Third Bank                               2,175,000
                                                                ---------------
                                                                    817,169,043
                                                                ---------------

                  CONSUMER CYCLICAL - 0.16%

    3,700,000     Boozer Lumber LLC
                  Series 2004
                  3.11%, 10/01/17 (A)
                  LOC: Wachovia Bank                                  3,700,000
                                                                ---------------

                  CONSUMER STAPLES - 0.10%

    2,181,000     Barnes & Thornburg
                  3.06%, 07/01/08 (A)
                  LOC: Fifth Third Bank                               2,181,000
                                                                ---------------
                  TOTAL CORPORATE NOTES
                  AND BONDS                                         823,050,043
                  (Cost $823,050,043)                           ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.59%

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 12.96%

   50,000,000     1.55%, 05/04/05                                    50,000,000
   50,000,000     1.60%, 05/13/05                                    50,000,000
   50,000,000     1.65%, 05/16/05                                    50,000,000
   40,000,000     1.75%, 05/23/05                                    40,000,000
   50,000,000     1.80%, 05/27/05                                    50,000,000
   50,000,000     1.81%, 05/27/05                                    50,000,000
                                                                ---------------
                                                                    290,000,000
                                                                ---------------

                  FEDERAL HOME LOAN
                  MORTGAGE CORPORATION - 11.84%

   70,000,000     2.93%, 09/09/05, MTN(B)                            70,000,000
  120,000,000     3.08%, 10/07/05 (B)                               120,000,000
   75,000,000     2.73%, 11/07/05 (B)                                75,000,000
                                                                ---------------
                                                                    265,000,000
                                                                ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                          VALUE
  -----------                                                       ---------

                  FEDERAL FARM CREDIT BANK  - 1.79%

 $ 40,000,000     2.82%, 11/23/05 (B)                           $    40,000,000
                                                                ---------------
                  TOTAL U.S. GOVERNMENT
                  AGENCY OBLIGATIONS                                595,000,000
                  (Cost $595,000,000)                           ---------------


COMMERCIAL PAPER - 19.19%

                  FINANCE - 19.19%

   50,000,000     Brahms Funding Corp.
                  2.96%, 05/19/05 (E)(F)                             49,926,250
   20,000,000     Cancara Asset Securitization,Ltd.
                  2.76%, 05/18/05 (E)(F)                             19,974,122
   10,000,000     CC USA, Inc.
                  2.76%, 05/18/05 (C)(E)                              9,987,061
   47,223,000     Charta LLC
                  2.95%, 05/24/05 (E)(F)                             47,134,299
   15,000,000     Eiffel Funding LLC
                  2.94%, 05/16/05 (E)(F)                             14,981,688
   15,150,000     Eureka Securitization
                  2.97%, 06/01/05 (E)(F)                             15,111,384
   35,000,000     Grampian Funding LLC
                  2.89%, 06/30/05 (E)(F)                             34,833,167
   50,000,000     Jupiter Securitization Corp.
                  2.95%, 05/20/05 (E)(F)                             49,922,417
   35,000,000     Scaldis Capital LLC
                  3.02%, 06/30/05 (E)(F)                             34,825,000
   30,000,000     Sigma Finance, Inc.
                  2.97%, 06/27/05 (C)(E)                             29,859,875
   20,000,000     Stanfield Victoria Funding LLC
                  2.95%, 05/31/05 (C)(E)                             19,951,000
   40,000,000     Stanfield Victoria Funding LLC
                  3.04%, 06/28/05 (C)(E)                             39,805,378
   63,439,000     Sunbelt Funding Corp
                  3.02%, 06/06/05 (E)(F)                             63,248,049
                                                                ---------------
                                                                    429,559,690
                                                                ---------------
                  TOTAL COMMERCIAL PAPER                            429,559,690
                  (Cost $429,559,690)                           ---------------

   PAR VALUE                                                          VALUE
  -----------                                                       ---------

MUNICIPAL SECURITIES - 5.56%

                  ALABAMA - 0.12%

 $  2,655,000     City of Atmore
                  Industrial Park Project
                  Series B
                  3.11%, 01/01/34 (A)
                  LOC: SouthTrust Bank, N.A.                    $     2,655,000
                                                                ---------------

                  ILLINOIS - 0.13%

    2,900,000     Upper Illinois River Valley
                  Development Authority, IDR
                  Advance Flexible, Series B
                  3.10%, 06/01/17 (A)
                  LOC: LaSalle Bank, N.A.                             2,900,000
                                                                ---------------

                  INDIANA - 0.10%

    2,125,000     Michigan City, EDR
                  Consolidated Biscuit Co. Project
                  3.06%, 10/01/13 (A)(C)
                  LOC: Fifth Third Bank                               2,125,000
                                                                ---------------

                  KENTUCKY - 0.27%

    2,200,000     Covington, IBR
                  Third Street LLC Project
                  3.06%, 10/01/27 (A)
                  LOC: Fifth Third Bank                               2,200,000
    1,770,000     Henderson Regional, IDA
                  Sights Investment Property
                  Series 2003-A
                  3.06%, 07/01/23 (A)
                  LOC: Fifth Third Bank                               1,770,000
    2,000,000     Pioneer Village, IBR
                  Little Flock Project, Series B
                  3.08%, 08/01/23 (A)
                  LOC: Fifth Third Bank                               2,000,000
                                                                ---------------
                                                                      5,970,000
                                                                ---------------

                  MINNESOTA - 0.09%

    2,000,000     Lake City, IDR
                  Valley Craft, Inc. Project
                  3.15%, 10/01/17 (A)(C)
                  LOC: U.S. Bank Trust, N.A.                          2,000,000
                                                                ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                        VALUE
  -----------                                                     ---------

                  MISSISSIPPI - 0.22%

 $  5,000,000     Mississippi Business
                  Finance Corp., IDR
                  Conair Corp. Project
                  3.11%, 01/14/15 (A)
                  LOC: Wachovia Bank, N.A.                     $      5,000,000
                                                               ----------------

                  NEW JERSEY - 2.23%

   50,000,000     New Jersey, EDA
                  State Pension Funding Revenue
                  3.04%, 02/15/29 (A)
                  Insured: FSA
                  SPA: Dexia Credit Local
                  de France                                          50,000,000
                                                               ----------------

                  NEW YORK - 1.12%

   25,000,000     New York
                  Series A-9, GO
                  3.03%, 11/01/23 (A)
                  Insured: FGIC
                  SPA: FGIC SPI                                      25,000,000
                                                               ----------------

                  NORTH CAROLINA - 0.12%

    2,755,000     Wake County Industrial
                  Facilities, PCR
                  Bob Barker Project
                  Series A
                  3.03%, 04/01/18 (A)
                  LOC: Wachovia Bank, N.A.                            2,755,000
                                                               ----------------

                  UTAH - 0.76%

   17,000,000     Utah State Board of Regents
                  Student Loan Revenues
                  Series X
                  3.03%, 11/01/44 (A)
                  Insured: AMBAC
                  SPA: Depfa Bank Plc                                17,000,000
                                                               ----------------

   PAR VALUE                                                        VALUE
  -----------                                                     ---------

                  WISCONSIN - 0.40%

 $  9,000,000     Wisconsin Heart Hospital
                  Revenue LLC
                  3.05%, 11/01/23 (A)
                  LOC: Bank One, N.A.                          $      9,000,000
                                                               ----------------
                  TOTAL MUNICIPAL SECURITIES                        124,405,000
                  (Cost $124,405,000)                          ----------------

CERTIFICATES OF DEPOSIT - 4.78%

   37,000,000     Barclays Bank Plc, Yankee
                  2.95%, 05/25/05 (B)                                36,999,256
   70,000,000     Canadian Imperial Bank of
                  Commerce N.Y.
                  Yankee, Extendible
                  3.00%, 05/15/06 (B)                                70,000,000
                                                               ----------------
                  TOTAL CERTIFICATES OF DEPOSIT                     106,999,256
                  (Cost $106,999,256)                          ----------------

REPURCHASE AGREEMENTS - 7.40%

   90,000,000     Repurchase Agreement with:
                  Citigroup
                  3.05%, Due 05/02/05
                  dated 04/29/05
                  Repurchase Price $90,022,875
                  (Collateralized by Corporate Bonds
                  and Asset-Backed Securities in
                  a joint trading account,
                  3.63% - 9.22%,
                  Due 06/15/05 - 04/25/36;
                  Total Par $99,505,749
                  Market Value $94,500,000)                          90,000,000
   65,000,000     Repurchase Agreement with:
                  Credit Suisse First Boston Corp.
                  3.05%, Due 05/02/05
                  dated 04/29/05
                  Repurchase Price $65,016,521
                  (Collateralized by U.S. Government
                  Agency Obligations and Corporate
                  Bonds in a joint trading account,
                  4.13% - 14.70%,
                  Due 01/27/06 - 03/25/35;
                  Total Par $65,807,128
                  Market Value $67,150,492)                          65,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                        VALUE
  -----------                                                     ---------

REPURCHASE AGREEMENTS (CONTINUED)

 $ 10,628,000     Repurchase Agreement with:
                  Greenwich Capital Markets
                  2.97%, Due 05/02/05
                  dated 04/29/05
                  Repurchase Price $10,630,630
                  (Collateralized by U.S. Government
                  Agency Obligations in a joint
                  trading account, 0.10% - 14.78%,
                  Due 04/16/08 - 01/16/44;
                  Total Par $41,627,574
                  Market Value $10,947,006)                    $     10,628,000
                                                               ----------------
                  TOTAL REPURCHASE AGREEMENTS                       165,628,000
                                                               ----------------
                  (Cost $165,628,000)
TOTAL INVESTMENTS - 100.29%                                       2,244,641,989
(Cost $2,244,641,989)*                                         ----------------

NET OTHER ASSETS AND LIABILITIES - (0.29)%                           (6,500,821)
                                                               ----------------
NET ASSETS - 100.00%                                           $  2,238,141,168
                                                               ================

----------
*           Aggregate cost for federal tax purposes.
(A)         Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of April 30, 2005.
(B)         Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of April 30, 2005.
(C)         Securities exempt from registration pursuant to Rule 144A under the
            Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of April
            30, 2005, these securities amounted to $443,832,340 or 19.83% of net assets. These securities are deemed to be liquid, except as described in (D).
(D)         Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment. Illiquid securities are valued at amortized cost, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment
            Company Act of 1940, as amended. As of April 30, 2005, this security amounted to $75,057,434 or 3.35% of net assets.
(E)         Discount yield at time of purchase.
(F)         Securities exempt from registration under section 4(2) of the
            Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities
            Act of 1933, as amended. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
            As of April 30, 2005, these securities amounted to $329,956,376 or
            14.74% of net assets. These securities are deemed to be liquid.
AMBAC       Ambac Assurance Corp.
EDA         Economic Development Authority
EDR         Economic Development Revenue
FGIC        Financial Guaranty Insurance Co.
FGIC SPI    FGIC Securities Purchase, Inc.
FSA         Financial Security Assurance, Inc.
GO          General Obligation Bond
IBR         Industrial Building Revenue
IDA         Industrial Development Agency
IDR         Industrial Development Revenue
LOC         Letter of Credit
MTN         Medium Term Note
PCR         Pollution Control Revenue
SPA         Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                           GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                        VALUE
  -----------                                                     ---------

MUNICIPAL SECURITIES - 98.35%

                  ALASKA - 3.03%

 $  2,500,000     North Slope Borough
                  Series A, GO
                  3.07%, 06/30/10 (A)
                  Insured: MBIA
                  SPA: Dexia Credit
                  Local de France                              $      2,500,000
                                                               ----------------

                  ARIZONA - 0.61%

      500,000     Phoenix, IDA
                  Multi-Family Housing Revenue
                  Sunrise Vista Apartments
                  Series A, AMT
                  3.10%, 06/01/31 (A)
                  LOC: Wells Fargo Bank, N.A.                           500,000
                                                               ----------------

                  COLORADO - 1.66%

    1,370,000     Section 14 Metropolitan District
                  Jefferson County, GO
                  Mandatory Tender 12/01/2005
                  2.25%, 12/01/13
                  LOC: U.S. Bank, N.A.                                1,370,000
                                                               ----------------

                  FLORIDA - 8.80%

    1,975,000     Florida, DFC, IDR
                  Enterprise Board
                  Central Florida, Series A-1
                  3.10%, 06/01/23 (A)
                  LOC: SunTrust Bank, N.A.                            1,975,000
    1,885,000     Florida, HFA
                  Multi-Family Mortgage
                  Series E
                  3.07%, 12/01/05 (A)
                  LOC: Credit Suisse First Boston                     1,885,000
    1,895,000     Hillsborough County Aviation Authority
                  (Roaring Fork Municipal Products LLC
                  Series 2004-8, Class A), AMT
                  3.14%, 10/01/15 (A)(B)
                  Insured: MBIA
                  SPA: Bank of New York                               1,895,000

   PAR VALUE                                                        VALUE
  -----------                                                     ---------

                  FLORIDA (CONTINUED)

 $  1,500,000     Miami-Dade County, EFA
                  Series 2078
                  3.02%, 10/01/11 (A)(B)
                  Insured: AMBAC
                  SPA: Merrill Lynch Capital
                  Services                                     $      1,500,000
                                                               ----------------
                                                                      7,255,000
                                                               ----------------

                  IDAHO - 1.82%

    1,500,000     Power County, PCR
                  FMC Corp. Project
                  3.05%, 12/01/10 (A)
                  LOC: Wachovia Bank, N.A.                            1,500,000
                                                               ----------------

                  ILLINOIS - 8.04%

    1,130,000     Chicago Tax Increment
                  Allocation, Stockyards
                  Series A
                  3.12%, 12/01/11 (A)
                  LOC: Northern Trust Co.                             1,130,000
    1,000,000     City of Chicago Water System
                  Series 2004-A
                  2.45%, 08/18/05
                  LOC: BNP Paribas                                    1,000,000
    1,500,000     Macon County
                  Millikin University
                  3.03%, 10/01/31 (A)
                  LOC: National City Bank                             1,500,000
    2,000,000     Orland Park, IDR
                  Panduit Corp. Project, AMT
                  3.17%, 04/01/31 (A)
                  LOC: Fifth Third Bank                               2,000,000
    1,000,000     Skokie, IDR
                  P.S. Greetings, Inc. Project, AMT
                  3.13%, 12/01/33 (A)
                  LOC: ABN AMRO Bank N.V.                             1,000,000
                                                               ----------------
                                                                      6,630,000
                                                               ----------------

                  INDIANA - 5.22%

    2,155,000     Indiana State, DFA, EDR
                  Rehabilitation Center Project
                  3.10%, 07/01/17 (A)
                  LOC: Wells Fargo Bank, N.A.                         2,155,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                        VALUE
  -----------                                                     ---------

                  INDIANA (CONTINUED)

 $  1,150,000     St. Joseph County, EDR
                  Pin Oak Apartments
                  Series A, AMT
                  3.13%, 06/01/27 (A)
                  LOC: FHLB                                    $      1,150,000
    1,000,000     Sullivan County, PCR
                  Hoosier Energy Rural
                  Electric Coop.
                  Series L-5
                  2.40%, 06/08/05
                  LOC: National Rural Utilities                       1,000,000
                                                               ----------------
                                                                      4,305,000
                                                               ----------------

                  IOWA - 7.50%

    1,000,000     Clinton, IDR
                  Sethness Products Co.
                  Project, AMT
                  3.10%, 09/01/06 (A)
                  LOC: Northern Trust Co.                             1,000,000
    3,000,000     Des Moines
                  Series 2268, GO
                  3.02%, 06/01/08 (A)(B)
                  Insured: AMBAC
                  SPA: Merrill Lynch
                  Capital Services                                    3,000,000
    1,080,000     Iowa Finance Authority
                  Child Services Revenue
                  Childserve Project
                  Series B
                  3.10%, 06/01/17 (A)
                  LOC: Wells Fargo Bank, N.A.                         1,080,000
    1,100,000     Iowa Higher Education
                  Loan Authority
                  Private College Facilities
                  Wartburg Theological
                  Seminary Project
                  3.10%, 03/01/30 (A)
                  LOC: Northern Trust Co.                             1,100,000
                                                               ----------------
                                                                      6,180,000
                                                               ----------------

   PAR VALUE                                                        VALUE
  -----------                                                     ---------

                  KENTUCKY - 3.04%

 $  2,500,000     Kentucky Asset/Liability Commission
                  General Fund Revenue
                  TRAN, Series A
                  3.00%, 06/29/05                              $      2,503,913
                                                               ----------------

                  LOUISIANA - 1.82%

    1,500,000     St. James Parish, PCR
                  Texaco Project, Series A
                  2.10%, 05/12/05
                  CO: Chevron Corp.                                   1,500,000
                                                               ----------------

                  MAINE - 2.55%

    2,095,000     Maine, BAN, GO
                  3.00%, 06/23/05                                     2,099,189
                                                               ----------------

                  MARYLAND - 4.25%

    3,500,000     Anne Arundel County, EDR
                  West Capitol Associates LP
                  Series 85-A
                  3.15%, 12/01/15 (A)
                  LOC: SunTrust Bank, N.A.                            3,500,000
                                                               ----------------

                  MASSACHUSETTS - 2.43%

    1,000,000     Marblehead, BAN, GO
                  3.00%, 08/19/05                                     1,002,275
    1,000,000     Massachusetts State, HFA
                  Single Family Notes
                  Series T, AMT
                  2.70%, 01/31/06
                  GIC: AIG                                            1,000,000
                                                               ----------------
                                                                      2,002,275
                                                               ----------------

                  MICHIGAN - 2.79%

    1,000,000     Eastern Michigan University
                  3.05%, 06/01/27 (A)
                  Insured: FGIC
                  SPA: FGIC SPI                                       1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                        VALUE
  -----------                                                     ---------

                  MICHIGAN (CONTINUED)

$   1,285,000     Michigan Municipal Bond Authority
                  Detroit School District
                  Series A
                  3.75%, 03/21/06
                  LOC: JPMorgan Chase Bank                     $      1,298,336
                                                               ----------------
                                                                      2,298,336
                                                               ----------------

                  MINNESOTA - 2.31%

    1,900,000     Minnesota State Higher
                  Education Facilities Authority
                  St. Olaf College
                  Series Five-H
                  3.05%, 10/01/30 (A)
                  LOC: Harris Trust &
                  Savings Bank                                        1,900,000
                                                               ----------------

                  MISSOURI - 1.94%

    1,600,000     Missouri State, HEFA
                  Bethesda Health Group, Inc.
                  3.10%, 08/01/34 (A)
                  LOC: U.S. Bank, N.A.                                1,600,000
                                                               ----------------

                  NEW MEXICO - 4.08%

    1,560,000     Albuquerque
                  Educational Facilities Revenue
                  Menaul School Project
                  3.10%, 06/01/18 (A)
                  LOC: Wells Fargo Bank, N.A.                         1,560,000
    1,800,000     Farmington, PCR
                  Arizona Public Service Co.
                  Series A
                  3.07%, 05/01/24 (A)
                  LOC: Barclays Bank Plc                              1,800,000
                                                               ----------------
                                                                      3,360,000
                                                               ----------------

                  NEW YORK - 4.20%

    3,460,000     Allegany County, IDA
                  Civic Facility Revenue
                  Houghton College Project
                  Series A
                  3.07%, 04/01/29 (A)
                  LOC: KeyBank, N.A.                                  3,460,000
                                                               ----------------

   PAR VALUE                                                        VALUE
  -----------                                                     ---------

                  NORTH CAROLINA - 1.23%

 $  1,000,000     Wake County
                  Public Improvement
                  Series B, GO
                  Mandatory Tender 04/01/06
                  4.00%, 04/01/16
                  SPA: Lloyds TSB Bank Plc                     $      1,011,693
                                                               ----------------

                  OHIO - 4.82%

    2,870,000     Summit County, IDR
                  Quality Mold, Inc. Project, AMT
                  3.14%, 06/01/19 (A)
                  LOC: KeyBank, N.A.                                  2,870,000
    1,105,000     University of Toledo
                  General Receipts Bonds
                  3.05%, 06/01/32 (A)
                  Insured: FGIC
                  SPA: U.S. Bank, N.A.                                1,105,000
                                                               ----------------
                                                                      3,975,000
                                                               ----------------

                  PENNSYLVANIA - 3.64%

    3,000,000     Pennsylvania State
                  MERLOTS, Series B-15, GO
                  3.08%, 05/01/21 (A)(B)
                  Insured: FSA
                  SPA: Wachovia Bank, N.A.                            3,000,000
                                                               ----------------

                  SOUTH CAROLINA - 4.26%

    3,515,000     Richland County School,
                  District No. 001
                  ABN AMRO Munitops
                  Certificates Trust
                  Series 2003-29, GO
                  3.04%, 03/01/11 (A)(B)
                  Insured: FSA
                  SPA: ABN AMRO Bank N.V.                             3,515,000
                                                               ----------------

                  TENNESSEE - 2.18%

    1,800,000     Jefferson City, IDB, IDR
                  Limited Obligation
                  Nashua Corp. Project, AMT
                  3.08%, 12/01/24 (A)
                  LOC: ABN AMRO Bank N.V.                             1,800,000
                                                               ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                        VALUE
  -----------                                                     ---------

                  TEXAS - 8.07%

 $  1,500,000     Brownsville Utility System
                  Series A
                  Mandatory Tender 06/21/05
                  2.05%, 09/01/25
                  Insured: MBIA
                  SPA: State Street Bank
                  & Trust                                       $     1,500,000
    1,300,000     Montgomery County
                  Municipal Utility District No. 46
                  PUTTERS, Series 548, GO
                  3.03%, 09/01/10 (A)(B)
                  Insured: FGIC
                  LIQ FAC: JPMorgan Chase Bank                        1,300,000
    1,000,000     San Antonio Electric & Gas
                  Series 2000
                  Unrefunded Balance
                  5.80%, 02/01/06                                     1,024,302
    1,500,000     Texas State, TRAN
                  3.00%, 08/31/05                                     1,506,906
    1,325,000     Victoria, HFDC
                  Healthcare System Revenue
                  Warm Springs Rehabilitation
                  Foundation
                  3.05%, 09/01/27 (A)
                  LOC: JPMorgan Chase Bank                            1,325,000
                                                                ---------------
                                                                      6,656,208
                                                                ---------------

                  UTAH - 3.19%

    2,630,000     Weber County Housing Authority
                  Multi-Family Revenue
                  Cherry Creek Apartments
                  3.07%, 11/01/39 (A)
                  LOC: JPMorgan Chase Bank                            2,630,000
                                                                ---------------

                  VIRGINIA - 1.21%

    1,000,000     Virginia State Housing
                  Development Authority
                  Commonwealth Mortgage
                  Series A, AMT
                  2.50%, 04/01/31 (A)                                 1,000,000
                                                                ---------------

   PAR VALUE                                                        VALUE
  -----------                                                     ---------

                  WASHINGTON - 3.66%

 $  3,000,000     Washington State
                  Public Power Supply System
                  Nuclear Project No. 1 Revenue
                  Series A
                  6.00%, 07/01/05
                  Insured: AMBAC                                $     3,020,151
                                                                ---------------
                  TOTAL MUNICIPAL SECURITIES                         81,071,765
                                                                ---------------
                  (Cost $81,071,765)

    SHARES
 ----------

INVESTMENT COMPANY - 1.21%

      992,216     BlackRock MuniCash Portfolio
                  Institutional Shares
                  2.64% (C)                                             992,216
                                                                ---------------
                  TOTAL INVESTMENT COMPANY                              992,216
                                                                ---------------
                  (Cost $992,216)
TOTAL INVESTMENTS - 99.56%                                           82,063,981
(Cost $82,063,981)*                                             ---------------

NET OTHER ASSETS AND LIABILITIES - 0.44%                                366,296
                                                                ---------------
NET ASSETS - 100.00%                                            $    82,430,277
                                                                ===============

----------
*           Aggregate cost for federal tax purposes.
(A)         Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of April 30, 2005.
(B)         Securities exempt from registration pursuant to Rule 144A under the
            Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of April
            30, 2005, these securities amounted to $14,210,000 or 17.24% of net assets. These securities are deemed to be liquid.
(C)         Reflects seven-day yield as of April 30, 2005.
AMBAC       Ambac Assurance Corp.
AMT         Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN         Bond Anticipation Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

CO          Corporate Obligation
DFA         Development Finance Authority
DFC         Development Finance Corp.
EDR         Economic Development Revenue
EFA         Education Facilities Authority
FGIC        Financial Guaranty Insurance Co.
FGIC SPI    FGIC Securities Purchase, Inc.
FHLB        Federal Home Loan Bank
FSA         Financial Security Assurance, Inc.
GIC         Guaranteed Investment Contract
GO          General Obligation Bond
HEFA        Health and Educational Facilities Authority
HFA         Housing Finance Agency
HFDC        Health Facilities Development Corp.
IDB         Industrial Development Board
IDA         Industrial Development Agency
IDR         Industrial Development Revenue
LIQ FAC     Liquidity Facility
LOC         Letter of Credit
MBIA        MBIA Insurance Corp.
PCR         Pollution Control Revenue
SPA         Stand-by Purchase Agreement
TRAN        Tax and Revenue Anticipation Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                           GALAXY GOVERNMENT RESERVES

PORTFOLIO OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

   PAR VALUE                                                        VALUE
  -----------                                                     ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 77.22%

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 42.06%

 $  5,000,000     2.74%, 05/02/05 (A)                          $      4,999,621
    3,000,000     1.55%, 05/04/05                                     3,000,000
    2,000,000     1.75%, 05/23/05                                     2,000,000
    7,000,000     2.80%, 05/25/05 (A)                                 6,987,027
    5,000,000     2.82%, 06/01/05 (A)                                 4,987,944
    5,000,000     2.85%, 06/13/05 (A)                                 4,983,099
   10,000,000     2.95%, 08/29/05 (B)                                 9,998,431
    2,000,000     3.12%, 09/07/05 (A)                                 1,977,998
    5,000,000     2.99%, 10/03/05 (B)                                 4,998,615
    5,000,000     3.03%, 10/21/05 (B)                                 4,998,449
                                                               ----------------
                                                                     48,931,184
                                                               ----------------

                  FEDERAL HOME LOAN MORTGAGE
                  CORPORATION - 17.98%

    5,000,000     2.83%, 05/24/05 (A)                                 4,990,992
    2,000,000     3.05%, 08/01/05 (A)                                 1,984,564
    2,000,000     3.14%, 09/20/05 (A)                                 1,975,623
    5,000,000     3.08%, 10/07/05 (B)                                 5,000,000
    2,000,000     3.34%, 11/01/05 (A)                                 1,966,471
    5,000,000     2.73%, 11/07/05 (B)                                 5,000,000
                                                               ----------------
                                                                     20,917,650
                                                               ----------------

                  FEDERAL HOME LOAN BANK - 8.59%

    5,000,000     1.50%, 05/09/05                                     4,998,758
    5,000,000     2.78%, 07/15/05 (B)                                 4,999,639
                                                               ----------------
                                                                      9,998,397
                                                               ----------------

                  FEDERAL FARM CREDIT BANK - 8.59%

    5,000,000     2.78%, 10/27/05 (B)                                 4,999,015
    5,000,000     2.76%, 08/09/06 (B)                                 4,998,104
                                                               ----------------
                                                                      9,997,119
                                                               ----------------
                  TOTAL U.S. GOVERNMENT
                  AGENCY OBLIGATIONS                                 89,844,350
                                                               ----------------
                  (Cost $89,844,350)

   PAR VALUE                                                        VALUE
  -----------                                                     ---------

REPURCHASE AGREEMENTS - 22.80%

 $ 26,527,000     Repurchase Agreement with:
                  Greenwich Capital Markets
                  2.97%, Due 05/02/05
                  dated 04/29/05
                  Repurchase Price $26,533,565
                  (Collateralized by U.S. Government
                  Agency Obligations in a joint
                  trading account, 0.10% - 14.78%,
                  Due 04/16/08 - 01/16/44;
                  Total Par $103,900,512
                  Market Value $27,323,225)                    $     26,527,000
                                                               ----------------
                  TOTAL REPURCHASE AGREEMENTS                        26,527,000
                  (Cost $26,527,000)                           ----------------

TOTAL INVESTMENTS - 100.02%                                         116,371,350
(Cost $116,371,350)*                                           ----------------

NET OTHER ASSETS AND LIABILITIES - (0.02)%                              (24,597)
                                                               ----------------
NET ASSETS - 100.00%                                           $    116,346,753
                                                               ================

----------
*     Aggregate cost for federal tax purposes.
(A)   Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of April 30, 2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                         GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2005 (UNAUDITED)

                                                                             GALAXY               GALAXY                 GALAXY
                                                                              PRIME             TAX-EXEMPT             GOVERNMENT
                                                                            RESERVES             RESERVES               RESERVES
                                                                        ---------------       ---------------       ---------------
ASSETS:
   Investments:
      Investments at amortized cost (Note 2)                            $ 2,079,013,989       $    82,063,981       $    89,844,350
      Repurchase agreements (Note 2)                                        165,628,000                    --            26,527,000
                                                                        ---------------       ---------------       ---------------
        Total investments at value                                        2,244,641,989            82,063,981           116,371,350
      Cash                                                                          296                    --                    57
      Receivable for investments sold                                                --             1,000,085                    --
      Interest and dividend receivable                                        4,527,311               462,177               106,683
      Deferred Trustees' fees (Note 4)                                          228,581                 9,212                11,423
                                                                        ---------------       ---------------       ---------------
        Total Assets                                                      2,249,398,177            83,535,455           116,489,513
                                                                        ---------------       ---------------       ---------------
LIABILITIES:
      Payable for investments purchased                                       8,700,025             1,000,086                    --
      Payable to Columbia and affiliates (Note 4)                             1,880,654                77,754               101,835
      Trustees' fees and expenses payable (Note 4)                                6,810                   386                   411
      Deferred Trustees' fees (Note 4)                                          228,581                 9,212                11,423
      Accrued expenses and other payables                                       440,939                17,740                29,091
                                                                        ---------------       ---------------       ---------------
        Total Liabilities                                                    11,257,009             1,105,178               142,760
                                                                        ---------------       ---------------       ---------------
NET ASSETS                                                              $ 2,238,141,168       $    82,430,277       $   116,346,753
                                                                        ===============       ===============       ===============

NET ASSETS CONSIST OF:
      Par value                                                         $     2,238,256       $        82,431       $       116,352
      Paid-in capital in excess of par value                              2,236,017,386            82,348,984           116,235,356
      Undistributed (overdistributed) net investment income                    (114,329)                   74                (5,892)
      Accumulated net realized gain (loss) on investments sold                     (145)               (1,212)                  937
                                                                        ---------------       ---------------       ---------------
TOTAL NET ASSETS                                                        $ 2,238,141,168       $    82,430,277       $   116,346,753
                                                                        ===============       ===============       ===============
NET ASSET VALUE:
   Reserve Shares:
      Net Assets                                                        $ 2,238,141,168       $    82,430,277       $   116,346,753
      Shares of beneficial interest outstanding                           2,238,255,642            82,431,415           116,351,708
   NET ASSET VALUE, offering and redemption price per share             $          1.00       $          1.00       $          1.00
                                                                        ===============       ===============       ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         GALAXY MONEY MARKET PORTFOLIOS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

                                                                              GALAXY                GALAXY                GALAXY
                                                                               PRIME              TAX-EXEMPT            GOVERNMENT
                                                                             RESERVES              RESERVES              RESERVES
                                                                           ------------          ------------          ------------
INVESTMENT INCOME:
   Interest (Note 2)                                                       $ 27,488,854          $    869,751          $  1,469,885
   Dividends (Note 2)                                                                --                13,496                    --
                                                                           ------------          ------------          ------------
      Total investment income                                                27,488,854               883,247             1,469,885
                                                                           ------------          ------------          ------------
EXPENSES:
   Investment advisory fees (Note 4)                                          4,282,933               185,455               253,052
   Administration fees (Note 4)                                                 784,278                31,064                42,386
   Custodian fees                                                                29,527                 5,919                13,076
   Pricing and bookkeeping fees (Note 4)                                         86,776                24,869                21,760
   Professional fees                                                             42,190                 8,829                 8,888
   Trustees' fees and expenses (Note 4)                                          41,444                 1,810                 1,629
   Reports to shareholders                                                      137,537                 1,269                 2,133
   Transfer agent fees (Note 4)
      Reserve Shares                                                              2,480                 2,480                 2,480
   Distribution fees (Note 4)
      Reserve Shares                                                          6,438,103               255,000               347,947
   Servicing fees (Note 4)
      Reserve Shares                                                          2,926,409               115,909               158,157
   Miscellaneous                                                                 31,414                12,991                 9,901
                                                                           ------------          ------------          ------------
      Total expenses before fees waived or reimbursed                        14,803,091               645,595               861,409
                                                                           ------------          ------------          ------------
      Less: fees waived or reimbursed by Advisor (Note 4)                    (2,878,256)             (134,455)             (183,463)
                                                                           ------------          ------------          ------------
      Total expenses net of reimbursement/waiver                             11,924,835               511,140               677,946
                                                                           ------------          ------------          ------------
NET INVESTMENT INCOME                                                        15,564,019               372,107               791,939
                                                                           ------------          ------------          ------------
NET REALIZED GAIN ON INVESTMENTS (NOTE 2)                                            --                   750                    --
                                                                           ------------          ------------          ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         $ 15,564,019          $    372,857          $    791,939
                                                                           ============          ============          ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank.

--------------------------------------------------------------------------------
                         GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     GALAXY                                   GALAXY
                                                                     PRIME                                  TAX-EXEMPT
                                                                    RESERVES                                 RESERVES
                                                       -------------------------------------   ------------------------------------
                                                       SIX MONTHS ENDED         YEAR ENDED     SIX MONTHS ENDED       YEAR ENDED
                                                        APRIL 30, 2005         OCTOBER 31,      APRIL 30, 2005        OCTOBER 31,
                                                          (UNAUDITED)              2004           (UNAUDITED)             2004
                                                       ---------------       ---------------    ---------------     ---------------
NET ASSETS AT BEGINNING OF PERIOD                      $ 2,343,994,863       $ 3,877,871,703    $    87,119,603     $   162,064,058
                                                       ---------------       ---------------    ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income                                    15,564,019            10,335,237            372,107             171,553
   Net realized gain on investments                                 --                 2,215                750                 (18)
                                                       ---------------       ---------------    ---------------     ---------------
      Net increase in net assets resulting
        from operations                                     15,564,019            10,337,452            372,857             171,535
                                                       ---------------       ---------------    ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
RESERVE SHARES:
   Net investment income                                   (15,596,583)          (10,458,937)          (372,107)           (171,525)
                                                       ---------------       ---------------    ---------------     ---------------

PREMIER SHARES:(1)
   Net investment income                                            --                   (42)                --                 (28)
                                                       ---------------       ---------------    ---------------     ---------------
      Total distributions to shareholders                  (15,596,583)          (10,458,979)          (372,107)           (171,553)
                                                       ---------------       ---------------    ---------------     ---------------
      Net decrease from share transactions(2)             (105,821,131)       (1,533,755,313)        (4,690,076)        (74,944,437)
                                                       ---------------       ---------------    ---------------     ---------------
      Net decrease in net assets                          (105,853,695)       (1,533,876,840)        (4,689,326)        (74,944,455)
                                                       ---------------       ---------------    ---------------     ---------------

   NET ASSETS AT END OF PERIOD (INCLUDING LINE A)      $ 2,238,141,168       $ 2,343,994,863    $    82,430,277     $    87,119,603
                                                       ===============       ===============    ===============     ===============
(A) Overdistributed net investment income              $      (114,329)      $       (81,765)   $            74     $            74
                                                       ===============       ===============    ===============     ===============

                                                                            GALAXY
                                                                          GOVERNMENT
                                                                           RESERVES
                                                             -------------------------------------
                                                             SIX MONTHS ENDED        YEAR ENDED
                                                              APRIL 30, 2005         OCTOBER 31,
                                                                (UNAUDITED)              2004
                                                             ---------------       ---------------
NET ASSETS AT BEGINNING OF PERIOD                            $   115,864,508       $   225,213,538
                                                             ---------------       ---------------

INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income                                             791,939               311,496
   Net realized gain on investments                                       --                   937
                                                             ---------------       ---------------
      Net increase in net assets resulting
        from operations                                              791,939               312,433
                                                             ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
RESERVE SHARES:
   Net investment income                                            (793,164)             (316,116)
                                                             ---------------       ---------------

PREMIER SHARES:(1)
   Net investment income                                                  --                   (36)
                                                             ---------------       ---------------
      Total distributions to shareholders                           (793,164)             (316,152)
                                                             ---------------       ---------------
      Net decrease from share transactions(2)                        483,470          (109,345,311)
                                                             ---------------       ---------------
      Net decrease in net assets                                     482,245          (109,349,030)
                                                             ---------------       ---------------

   NET ASSETS AT END OF PERIOD (INCLUDING LINE A)            $   116,346,753       $   115,864,508
                                                             ===============       ===============
(A) Overdistributed net investment income                    $        (5,892)      $        (4,667)
                                                             ===============       ===============

----------
(1) The Funds began offering Premier Shares on March 1, 2004 and liquidated all outstanding Premier Shares on October 29, 2004.
(2) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 22 and 23.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                    20 & 21

--------------------------------------------------------------------------------
                         GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
CAPITAL STOCK ACTIVITY

                                                              GALAXY                                      GALAXY
                                                              PRIME                                     TAX-EXEMPT
                                                             RESERVES                                    RESERVES
                                              --------------------------------------      --------------------------------------
                                              SIX MONTHS ENDED         YEAR ENDED         SIX MONTHS ENDED         YEAR ENDED
                                               APRIL 30, 2005          OCTOBER 31,         APRIL 30, 2005          OCTOBER 31,
                                                 (UNAUDITED)              2004*              (UNAUDITED)               2004*
                                              ----------------      ----------------      ----------------      ----------------
DOLLAR AMOUNTS
RESERVE SHARES:
   Sold                                       $  5,139,667,383      $ 14,566,172,378      $    140,877,721      $    426,346,747
   Issued to shareholders in reinvestment
      of dividends                                  15,596,559            10,458,964               372,084               171,548
   Repurchased                                  (5,261,085,073)      (16,110,386,655)         (145,939,881)         (501,462,732)
                                              ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in shares
        outstanding                           $   (105,821,131)     $ (1,533,755,313)     $     (4,690,076)     $    (74,944,437)
                                              ================      ================      ================      ================
PREMIER SHARES:
   Sold                                       $             --      $         10,000      $             --      $         10,000
   Issued to shareholders in reinvestment
      of dividends                                          --                    42                    --                    28
   Repurchased                                              --               (10,042)                   --               (10,028)
                                              ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in shares
        outstanding                           $             --      $             --      $             --      $             --
                                              ================      ================      ================      ================

SHARE ACTIVITY
RESERVE SHARES:
   Sold                                          5,139,667,383        14,566,172,378           140,877,721           426,346,747
   Issued to shareholders in reinvestment
      of dividends                                  15,596,559            10,458,964               372,084               171,548
   Repurchased                                  (5,261,085,073)      (16,110,386,655)         (145,939,881)         (501,462,732)
                                              ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in shares
        outstanding                               (105,821,131)       (1,533,755,313)           (4,690,076)          (74,944,437)
                                              ================      ================      ================      ================
PREMIER SHARES:
   Sold                                                     --                10,000                    --                10,000
   Issued to shareholders in reinvestment
      of dividends                                          --                    42                    --                    28
   Repurchased                                              --               (10,042)                   --               (10,028)
                                              ----------------      ----------------      ----------------      ----------------
      Net increase (decrease) in shares
        outstanding                                         --                    --                    --                    --
                                              ================      ================      ================      ================

                                                                GALAXY
                                                              GOVERNMENT
                                                               RESERVES
                                                 --------------------------------------
                                                 SIX MONTHS ENDED         YEAR ENDED
                                                  APRIL 30, 2005          OCTOBER 31,
                                                    (UNAUDITED)              2004*
                                                 ----------------      ----------------
DOLLAR AMOUNTS
RESERVE SHARES:
   Sold                                          $    207,753,072      $    568,578,937
   Issued to shareholders in reinvestment
      of dividends                                        793,166               316,116
   Repurchased                                       (208,062,768)         (678,240,364)
                                                 ----------------      ----------------
      Net increase (decrease) in shares
        outstanding                              $        483,470      $   (109,345,311)
                                                 ================      ================
PREMIER SHARES:
   Sold                                          $             --      $         10,000
   Issued to shareholders in reinvestment
      of dividends                                             --                    37
   Repurchased                                                 --               (10,037)
                                                 ----------------      ----------------
      Net increase (decrease) in shares
        outstanding                              $             --      $             --
                                                 ================      ================

SHARE ACTIVITY
RESERVE SHARES:
   Sold                                               207,753,072           568,578,937
   Issued to shareholders in reinvestment
      of dividends                                        793,166               316,116
   Repurchased                                       (208,062,768)         (678,240,364)
                                                 ----------------      ----------------
      Net increase (decrease) in shares
        outstanding                                       483,470          (109,345,311)
                                                 ================      ================
PREMIER SHARES:
   Sold                                                        --                10,000
   Issued to shareholders in reinvestment
      of dividends                                             --                    37
   Repurchased                                                 --               (10,037)
                                                 ----------------      ----------------
      Net increase (decrease) in shares
        outstanding                                            --                    --
                                                 ================      ================

----------
* The Fund began offering Premier Shares on March 1, 2004 and liquidated all outstanding Premier Shares on October 29, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     22 & 23

--------------------------------------------------------------------------------
                             GALAXY PRIME RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             SIX
                                            MONTHS               YEAR
                                            ENDED               ENDED          PERIOD ENDED
                                       APRIL 30, 2005        OCTOBER 31,        OCTOBER 31,
                                         (UNAUDITED)             2004              2003(1)
                                         -----------         ------------       -----------
RESERVE SHARE:
Net Asset Value, Beginning of Period     $      1.00         $       1.00       $      1.00
                                         -----------         ------------       -----------
Income from Investment Operations:
   Net investment income                       0.007                0.003                --(2)
                                         -----------         ------------       -----------

Less Distributions:
   Distributions from net
     investment income                        (0.007)              (0.003)              (--)(2)
                                         -----------         ------------       -----------

Net increase (decrease) in
   net asset value                                --                   --                --
                                         -----------         ------------       -----------
Net Asset Value, End of Period           $      1.00         $       1.00       $      1.00
                                         ===========         ============       ===========

Total Return                                    0.66%**(3)           0.28%(3)          0.02%**

Ratios:
Net Assets, End of Period
   (in thousands)                        $ 2,238,141         $  2,343,995       $ 3,877,872
Ratios to average net assets:
   Net investment income
     including waivers                          1.33%*               0.27%             0.09%*
   Operating expenses including
     waivers                                    1.02%*               1.02%             1.02%*
   Operating expenses excluding
     waivers                                    1.27%*               1.18%             1.02%*

                                                              YEARS ENDED JULY 31,
                                         --------------------------------------------------------------
                                             2003           2002             2001              2000
                                         -----------    -----------     ------------       ------------
RESERVE SHARE:
Net Asset Value, Beginning of Period     $      1.00    $      1.00     $       1.00       $       1.00
                                         -----------    -----------     ------------       ------------
Income from Investment Operations:
   Net investment income                       0.005          0.014            0.047              0.050
                                         -----------    -----------     ------------       ------------

Less Distributions:
   Distributions from net
     investment income                        (0.005)        (0.014)          (0.047)            (0.050)
                                         -----------    -----------     ------------       ------------

Net increase (decrease) in
   net asset value                                --             --               --                 --
                                         -----------    -----------     ------------       ------------
Net Asset Value, End of Period           $      1.00    $      1.00     $       1.00       $       1.00
                                         ===========    ===========     ============       ============

Total Return                                    0.46%          1.42%            4.83%              5.09%

Ratios:
Net Assets, End of Period
   (in thousands)                        $ 3,879,789    $ 4,488,637     $  5,123,427       $  4,330,068
Ratios to average net assets:
   Net investment income
     including waivers                          0.47%          1.44%            4.65%              4.98%
   Operating expenses including
     waivers                                    1.03%          1.03%            0.98%              0.92%
   Operating expenses excluding
     waivers                                    1.03%          1.03%            0.98%              0.92%

----------
*     Annualized
**    Not annualized
(1)   For the period August 1, 2003 to October 31, 2003.
(2) Net investment income per share and distributions from net investment income were less than $0.0005.
(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                           GALAXY TAX-EXEMPT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           SIX
                                          MONTHS               YEAR
                                           ENDED               ENDED          PERIOD ENDED
                                       APRIL 30, 2005       OCTOBER 31,        OCTOBER 31,
                                        (UNAUDITED)             2004             2003(1)
                                         ---------          ----------        ------------
RESERVE SHARE:
Net Asset Value, Beginning of Period     $    1.00          $     1.00        $       1.00
                                         ---------          ----------        ------------
Income from Investment Operations:
   Net investment income                     0.004               0.001                  --(2)
                                         ---------          ----------        ------------

Less Distributions:
   Distributions from net
     investment income                      (0.004)             (0.001)                (--)(2)
                                         ---------          ----------        ------------

Net increase (decrease) in
   net asset value                              --                  --                  --
                                         ---------          ----------        ------------
Net Asset Value, End of Period           $    1.00          $     1.00        $       1.00
                                         =========          ==========        ============

Total Return                                  0.40%**(3)          0.13%(3)            0.01%**(3)

Ratios:
Net Assets, End of Period
   (in thousands)                        $  82,430          $   87,120        $    162,064
Ratios to average net assets:
   Net investment income including
     waivers                                  0.80%*              0.12%               0.05%*
   Operating expenses including
     waivers                                  1.10%*              1.05%               0.95%*
   Operating expenses excluding
     waivers                                  1.39%*              1.27%               1.08%*

                                                                     YEARS ENDED JULY 31,
                                            --------------------------------------------------------------------
                                               2003                2002               2001              2000
                                            ----------        ------------       ------------       ------------
RESERVE SHARE:
Net Asset Value, Beginning of Period        $     1.00        $       1.00       $       1.00       $       1.00
                                            ----------        ------------       ------------       ------------
Income from Investment Operations:
   Net investment income                         0.003               0.008              0.027              0.027
                                            ----------        ------------       ------------       ------------

Less Distributions:
   Distributions from net
     investment income                          (0.003)             (0.008)            (0.027)            (0.027)
                                            ----------        ------------       ------------       ------------

Net increase (decrease) in
   net asset value                                  --                  --                 --                 --
                                            ----------        ------------       ------------       ------------
Net Asset Value, End of Period              $     1.00        $       1.00       $       1.00       $       1.00
                                            ==========        ============       ============       ============

Total Return                                      0.28%(3)            0.76%              2.72%              2.77%

Ratios:
Net Assets, End of Period
   (in thousands)                           $  162,895        $    177,913       $    223,983       $    169,133
Ratios to average net assets:
   Net investment income including
     waivers                                      0.28%               0.77%              2.67%              2.72%
   Operating expenses including
     waivers                                      1.03%               1.05%              1.01%              0.96%
   Operating expenses excluding
     waivers                                      1.04%               1.05%              1.01%              0.96%

----------
*     Annualized
**    Not annualized
(1)   For the period August 1, 2003 to October 31, 2003.
(2) Net investment income per share and distributions from net investment income were less than $0.0005.
(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                           GALAXY GOVERNMENT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             SIX
                                           MONTHS                YEAR
                                            ENDED                ENDED           PERIOD ENDED
                                       APRIL 30, 2005         OCTOBER 31,         OCTOBER 31,
                                         (UNAUDITED)              2004               2003(1)
                                         ----------            ----------          ----------
RESERVE SHARE:
Net Asset Value, Beginning of Period     $     1.00            $     1.00          $     1.00
                                         ----------            ----------          ----------
Income from Investment Operations:
   Net investment income                      0.006                 0.002                  --(2)
                                         ----------            ----------          ----------

Less Distributions:
   Distributions from net
     investment income                       (0.006)               (0.002)                 --(2)
                                         ----------            ----------          ----------

Net increase (decrease) in
   net asset value                               --                    --                  --
                                         ----------            ----------          ----------
Net Asset Value, End of Period           $     1.00            $     1.00          $     1.00
                                         ==========            ==========          ==========

Total Return                                   0.62%**(3)            0.20%(3)            0.02%**(3)

Ratios:
Net Assets, End of Period
   (in thousands)                        $  116,347            $  115,865          $  225,214
Ratios to average net assets:
   Net investment income including
     waiver                                    1.25%*                0.17%               0.07%*
   Operating expenses including
     waivers                                   1.07%*                1.07%               1.05%*
   Operating expenses excluding
     waivers                                   1.36%*                1.25%               1.05%*

                                                                  YEARS ENDED JULY 31,
                                            -----------------------------------------------------------------
                                               2003             2002               2001               2000
                                            ----------       ----------       ------------       ------------
RESERVE SHARE:
Net Asset Value, Beginning of Period        $     1.00       $     1.00       $       1.00       $       1.00
                                            ----------       ----------       ------------       ------------
Income from Investment Operations:
   Net investment income                         0.004            0.013              0.047              0.048
                                            ----------       ----------       ------------       ------------

Less Distributions:
   Distributions from net
     investment income                          (0.004)          (0.013)            (0.047)            (0.048)
                                            ----------       ----------       ------------       ------------

Net increase (decrease) in
   net asset value                                  --               --                 --                 --
                                            ----------       ----------       ------------       ------------
Net Asset Value, End of Period              $     1.00       $     1.00       $       1.00       $       1.00
                                            ==========       ==========       ============       ============

Total Return                                      0.41%            1.33%              4.78%              4.94%

Ratios:
Net Assets, End of Period
   (in thousands)                           $  210,085       $  239,342       $    261,991       $    165,278
Ratios to average net assets:
   Net investment income including
     waiver                                       0.42%            1.36%              4.58%              4.84%
   Operating expenses including
     waivers                                      1.04%            1.05%              1.01%              0.95%
   Operating expenses excluding
     waivers                                      1.04%            1.05%              1.01%              0.95%

----------
*     Annualized
**    Not annualized
(1)   For the period August 1, 2003 to October 31, 2003.
(2) Net investment income per share and distributions from net investment income were less than $0.0005.
(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

      The Galaxy Fund (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following diversified portfolios (individually referred to as a "Fund," collectively referred to as the "Funds"):

           Galaxy Prime Reserves
           Galaxy Tax-Exempt Reserves
           Galaxy Government Reserves

INVESTMENT GOALS

      The Galaxy Prime Reserves and Galaxy Government Reserves seek as high a level of current income as is consistent with liquidity and stability of principal. The Galaxy Tax-Exempt Reserves seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

FUND SHARES

      The Funds may issue an unlimited number of shares. Each Fund currently offers one series of shares, Reserve Shares, which are offered continuously at net asset value. Each Fund also offered an additional series of shares, Premier Shares. On October 29, 2004, the outstanding Premier Shares of each Fund were liquidated and Premier Shares are no longer offered by the Funds. The Galaxy Prime Reserves and Galaxy Tax-Exempt Reserves are also authorized to issue three additional series of shares, Institutional Shares, Select Shares and Preferred Shares, which had not commenced operations as of April 30, 2005.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION

      Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS

      Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

      Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

JOINT TRADING ACCOUNTS

      Pursuant to an exemptive order issued by the Securi-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

ties and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

INCOME RECOGNITION

      Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

DETERMINATION OF SERIES NET ASSET VALUES

      All income, expenses (other than series-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each series of a Fund on a daily basis for purposes of determinating the net asset value of each series. Income and expenses are allocated to each series based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each series.

FEDERAL INCOME TAX STATUS

      Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

      Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

      The tax character of distributions paid during the fiscal year ended October 31, 2004 was as follows:

                                                     FISCAL YEAR ENDED
                                                     OCTOBER 31, 2004
                                                     ----------------

                                                TAX-EXEMPT        ORDINARY
FUND                                              INCOME           INCOME
----                                              ------           ------

Galaxy Prime Reserves ......................   $        --      $10,458,979
Galaxy Tax-Exempt
   Reserves ................................       171,553               --
Galaxy Government
   Reserves ................................            --          316,152

      The following capital loss carryforwards, determined as of October 31, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue
Code:

FUND                                              AMOUNT         EXPIRATION
----                                              ------         ----------
Galaxy Prime Reserves ......................   $       145             2011
Galaxy Tax-Exempt
  Reserves .................................         1,944             2011
                                                        18             2012

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

      Columbia Management Advisors, Inc. ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation, is the investment advisor to the Funds. Columbia receives a monthly investment advisory fee based on average daily net assets from each of the Funds at the following annual rates:

                               FEES ON AVERAGE           FEES ON AVERAGE
                              DAILY NET ASSETS          DAILY NET ASSETS
                             UP TO $750 MILLION      EXCEEDING $750 MILLION
                             ------------------      ----------------------
Each Fund                           0.40%                     0.35%

      Columbia agreed to waive a portion of its investment advisory fee for the Funds through February 27, 2005 so that such fee would not exceed 0.20% annually of

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

the average daily net assets of each Fund. Effective February 28, 2005, Columbia contractually agreed to continue this fee waiver arrangement through February 27, 2006. Columbia has also voluntarily agreed to waive an additional portion of its fee for each Fund so that the investment advisory fee would not exceed 0.12%, 0.11% and 0.11% annually, of the average daily net assets of the Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves, respectively. Columbia, at its discretion, may revise or discontinue the voluntary portion of this waiver at any time.

      For the six months ended April 30, 2005, the annualized effective investment advisory fee rates for Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves were 0.12%, 0.11% and 0.11%, respectively.

ADMINISTRATION FEE

      Columbia is responsible for providing administrative and other services to each Fund. Columbia has delegated those functions to PFPC Inc. ("PFPC"), a member of PNC Financial Services Group. Columbia pays a portion of the administration fees it receives to PFPC (0.01375%), as the sub-administrator to the Trust.

      Under its agreement with the Funds, Columbia receives a monthly fee based on the combined average daily net assets of the Funds and the other funds offered by the Trust at the following annual rates:

           AVERAGE DAILY NET ASSETS        FEE RATE
           ------------------------        --------
           First $30 billion                 0.067%
           Over $30 billion                  0.050%

      For the six months ended April 30, 2005, the annualized effective administration fee rate for the Funds was 0.067%.

PRICING AND BOOKKEEPING FEES

      Columbia is responsible for providing pricing and bookkeeping services to each Fund under a pricing and bookkeeping agreement. Columbia has delegated those functions to PFPC and pays the total fees it receives to PFPC as the sub-pricing and bookkeeping agent to the Funds.

      Under its pricing and bookkeeping agreement with the Funds, Columbia receives a monthly fee based on the average daily net assets of each Fund at the following annual rate:

                                                          ANNUAL
      AVERAGE DAILY NET ASSETS                           FEE RATE
      ------------------------                           --------
      Under $50 million                                  $ 25,000
      Of $50 million but less than $200 million          $ 35,000
      Of $200 million but less than $500 million         $ 50,000
      Of $500 million but less than $1 billion           $ 85,000
      In excess of $1 billion                            $125,000

      In addition, Columbia receives a fee from each Fund for pricing services based on the number of securities held by each Fund.

      For the six months ended April 30, 2005, the annualized effective pricing and bookkeeping fee rates for the Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves, inclusive of out-of-pocket expenses, were 0.007%, 0.054% and 0.034%, respectively.

TRANSFER AGENT FEE

      PFPC (the "Transfer Agent") provides shareholder services to the Funds. Each Fund bears transfer agent charges based upon the number of shareholder accounts subject to a minimum fee of $5,000 annually per Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

DISTRIBUTION AND SERVICE FEES

      Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the exclusive distributor of the Trust's shares.

      The Trust has adopted a distribution and service plan (the "Plan") with respect to the Reserve Shares of the Funds. Under the Plan, the Trust may pay
(i) the Distributor or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for administrative support services provided to the shareholders of Reserve Shares of the Funds. Payments by the Trust for distribution expenses may not exceed an annual rate of 0.75% of the average daily net assets attributable to the Reserve Shares of each Fund. Payment by the Trust for shareholder administrative support services may not exceed an annual rate of 0.25% of the average daily net assets attributable to the Reserve Shares of each Fund. The Trust is currently limiting total payments under the Plan to an aggregate annual rate not to exceed 0.80% of the average daily net assets attributable to the Reserve Shares of each Fund.

EXPENSE LIMITS AND FEE WAIVERS

      Columbia has contractually agreed to waive fees and/or reimburse the Funds for certain expenses to the extent that total expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceed the following percentages of average daily net assets:

                                                       EXPENSE
                                                       -------
FUND                                                    LIMIT
----                                                    -----
Galaxy Prime Reserves ..............................    1.02%
Galaxy Tax-Exempt Reserves .........................    1.11%
Galaxy Government Reserves .........................    1.08%

      The contractual agreement by Columbia to waive fees and/or reimburse expenses may not be modified or terminated without the approval of the Board of Trustees.

      Columbia and its affiliates have also agreed to waive fees and/or reimburse each Fund for expenses to the extent necessary to maintain a minimum annualized yield of 0.05% for each series.

      For the six months ended April 30, 2005, Columbia and its affiliates waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                                           FEES        EXPENSES
                                                           ----        --------
FUND                                                      WAIVED      REIMBURSED
----                                                      ------      ----------
Galaxy Prime Reserves ..............................    $2,878,256    $       --
Galaxy Tax-Exempt
  Reserves .........................................       134,455            --
Galaxy Government
  Reserves .........................................       183,463            --

FEES PAID TO OFFICERS AND TRUSTEES

      The Trust pays no compensation to its officers. With the exception of three officers, all officers of the Trust are employees of Columbia or its affiliates. Effective September 9, 2004, the Board of Trustees designated a Chief Compliance Officer for the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. Each Fund's fee for such expenses will not exceed $15,000 per year.

      The Trustees of the Trust may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the assets of the Funds and other funds offered by the Trust.

OTHER

      Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. For the six months ended April 30, 2005, the Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves paid $1,924, $798 and $809, respectively, to Columbia for such services. These amounts are included in "Miscellaneous" expense on the Statement of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

      Professional fees for the Funds include legal fees paid to Drinker Biddle & Reath LLP ("DB&R"). A partner of that firm serves as an officer of the Trust. For the six months ended April 30, 2005, the Funds incurred legal fees from DB&R as follows:

                                                                UNPAID AT
                                                                ---------
FUND                                               FEES       APRIL 30, 2005
----                                               ----       --------------
Galaxy Prime Reserves .......................   $   35,190      $   36,447
Galaxy Tax-Exempt
  Reserves ..................................        1,629           1,396
Galaxy Government
  Reserves ..................................        1,688           2,643

NOTE 5. SHARES OF BENEFICIAL INTEREST

      As of April 30, 2005, the Funds had only two shareholders. Subscription and redemption activity by either of these shareholders may have a significant effect on the operations of the Funds.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION OF CREDIT RISK

      Galaxy Prime Reserves and Galaxy Tax-Exempt Reserves hold certain investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default, or that are supported by a letter of credit. Each of the Fund's insurers is rated AAA by Moody's Investor Services, Inc. At April 30, 2005, investments supported by private issuers that represent greater than 5% of the total investments of the Fund are as follows:

GALAXY PRIME RESERVES
---------------------

Fifth Third Bank....................................    7.75%

GALAXY TAX-EXEMPT RESERVES
--------------------------

AMBAC...............................................    9.16%
FSA   ..............................................    7.94%
Keybank, N.A........................................    7.71%

GALAXY TAX-EXEMPT RESERVES (CONTINUED)
--------------------------------------

MBIA  ..............................................    7.18%
SunTrust Bank, N.A..................................    6.67%
Wells Fargo Bank, N.A...............................    6.45%
JPMorgan Chase Bank.................................    6.40%

LEGAL PROCEEDINGS

      On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements." The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

      Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds (including the Trust) have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC, to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The management fee reductions do not apply to the Funds.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

      Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC.

      As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

      A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

      On January 22, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that certain funds advised by Columbia and its affiliates participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

      The defendants to these actions, including Columbia and various of its affiliates, certain mutual funds advised by Columbia and its affiliates, and various trustees of such funds have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing. However, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients.

      In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or Bank of America (and affiliated entities). More than 300 cases (including those filed against entities unaffiliated with the funds, their Boards and/or FleetBoston Financial Corporation and its affiliated entities) have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

NOTE 7. SUBSEQUENT EVENT -- CHANGE IN TRANSFER AGENT

      Effective June 13, 2005, Columbia Funds Services, Inc. ("CFS"), an affiliate of the investment advisor, replaced PFPC as the Funds' transfer agent. CFS has contracted with Boston Financial Data Services, Inc. ("BFDS") to serve as sub-transfer agent. For such services, CFS receives a fee, paid monthly, at the annual rate of $20.00 per open account. CFS also receives reimbursement for certain out-of-pocket expenses and is entitled to retain all interest (less bank charges) on certain accounts maintained by CFS as transfer agent and certain other amounts.

NOTE 8. SUBSEQUENT EVENT -- LIQUIDATION OF FUNDS

      At a meeting held on June 2, 2005, the Board of Trustees of the Trust (i) determined that it was in the best interest of the shareholders of each Fund to liquidate and (ii) approved a Plan of Liquidation for each Fund. Pursuant to the Plans, the portfolio securities of each Fund will be sold for cash or cash equivalents and final liquidating distributions are expected to be made to shareholders of the Funds on or about June 17, 2005 with respect to the Galaxy Tax-Exempt Reserves and on or about June 24, 2005 with respect to the Galaxy Prime Reserves and Galaxy Government Reserves.

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

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

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

IMPORTANT INFORMATION ABOUT THIS REPORT

      INFORMATION ABOUT TRANSFER AGENT AND DISTRIBUTOR

      The transfer agent for The Galaxy Fund ("Galaxy") is:

           Columbia Funds Services, Inc.
           P.O. Box 8081
           Boston, MA 02266-8081

      Galaxy mails one shareholder report to each shareholder address. If you would like more than one report, please call Columbia Funds Services, Inc. toll-free at 1-800-345-6611 and additional reports will be sent to you.

      Financial advisors who want additional information about the Galaxy Prime Reserves, Galaxy Government Reserves and Galaxy Tax-Exempt Reserves Funds should contact the distributor:

           Columbia Funds Distributor, Inc.
           One Financial Center
           Boston MA 02111
           1-800-426-3750

      A description of the Funds' proxy voting policies and procedures is available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-345-6611. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available at www.columbiamanagement.com.

      The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      This report has been prepared for the shareholders of the following funds:
      Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves.

Semi-Annual report:
Galaxy Reserves Money Market Funds

                                                        -----------------
[LOGO] GALAXY FUNDS LOGO                                PRESORTED
       P.O. Box 6520                                    STANDARD
       Providence, RI 02940-6520                        US POSTAGE PAID
                                                        NO. READING, MA
                                                        PERMIT NO. 105
                                                        -----------------

SARRESERVE (06/01/05) 5909







ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1)      Not applicable.

      (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)      Not applicable.

      (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               THE GALAXY FUND
                           ---------------


By (Signature and Title)*  /S/ CHRISTOPHER L. WILSON
                           --------------------------------
                           Christopher L. Wilson, President
                           (principal executive officer)

Date    JUNE 27, 2005
        -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ CHRISTOPHER L. WILSON
                           --------------------------------
                           Christopher L. Wilson, President
                           (principal executive officer)

Date    JUNE 27, 2005
        -------------


By (Signature and Title)*  /S/ J. KEVIN CONNAUGHTON
                           -------------------------------
                           J. Kevin Connaughton, Treasurer
                           (principal financial officer)

Date    JUNE 27, 2005
        -------------

* Print the name and title of each signing officer under his or her signature.